As filed with the U.S. Securities and Exchange Commission


                               on February 10, 2006


                        Securities Act File No. 33-58125

                    Investment Company Act File No. 811-07261


                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]

                         Pre-Effective Amendment No.                     [ ]


                       Post-Effective Amendment No. 25                   [x]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]


                              Amendment No. 26                           [x]


                        (Check appropriate box or boxes)


                               Credit Suisse Trust
................................................................................
               (Exact Name of Registrant as Specified in Charter)
                  (formerly Credit Suisse Warburg Pincus Trust)

  466 Lexington Avenue
  New York, New York                                  10017-3140
........................................               .........................
(Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:   (212) 875-3500


                               J. Kevin Gao, Esq.
                               Credit Suisse Trust
                              466 Lexington Avenue
                          New York, New York 10017-3140
    .........................................................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Dianne E. O'Donnell, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering:   _____________, 2006.

It is proposed that this filing will become effective (check appropriate box):

  [ ] immediately upon filing pursuant to paragraph (b)

  [ ] on [date] pursuant to paragraph (b)

  [ ] 60 days after filing pursuant to paragraph (a)(1)

  [ ] on [date] pursuant to paragraph (a)(1)


  [X] 75 days after filing pursuant to paragraph (a)(2)


  [ ] on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT



     CREDIT SUISSE FUNDS
     Prospectus



     _________, 2006






                    CREDIT SUISSE TRUST

                    o COMMODITY RETURN
                      STRATEGY PORTFOLIO



     Credit Suisse Trust shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

     As with all mutual funds, the Securities and Exchange Commission has not approved these securities, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

     The Trust is advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


     KEY POINTS ...........................................................    4
        Goal and Principal Strategies .....................................    4
        A Word About Risk .................................................    4
        Investor Profile ..................................................    7

     PERFORMANCE SUMMARY ..................................................    8

     INVESTOR EXPENSES ....................................................    9
        Fees and Portfolio Expenses .......................................    9
        Example ...........................................................   10


     THE PORTFOLIO IN DETAIL ..............................................   11
        The Management Firm ...............................................   11
        Portfolio Information Key .........................................   11
        Goal and Strategies ...............................................   12
        Portfolio Investments .............................................   14
        Risk Factors ......................................................   16
        Portfolio Management ..............................................   18
        Financial Highlights ..............................................   19

     MORE ABOUT RISK ......................................................   20
        Introduction ......................................................   20
        Types of Investment Risk ..........................................   20
        Certain Investment Practices ......................................   25

     MEET THE MANAGERS ....................................................   28

     MORE ABOUT YOUR PORTFOLIO ............................................   29
        Share Valuation ...................................................   29
        Distributions .....................................................   30
        Taxes .............................................................   30
        Statements and Reports ............................................   31

     BUYING AND SELLING SHARES ............................................   32

     OTHER INFORMATION ....................................................   34
        About the Distributor .............................................   34


     FOR MORE INFORMATION .........................................   back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES

--------------------------------------------------------------------------------
GOAL              PRINCIPAL STRATEGIES               PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------
Total return      o  Designed to replicate           o Commodity risk
                     the performance of the          o Correlation risk
                     Dow-Jones AIG Commodity         o Credit risk
                     Index ("DJ-AIG Index")          o Derivatives risk
                                                     o Exposure risk
                  o  Intends to invest at            o Focus risk
                     least 80% of its net            o Foreign securities risk
                     assets, plus any                o Interest-rate risk
                     borrowings for                  o Liquidity risk
                     investment purposes,            o Market risk
                     in a combination of             o Non-diversified status
                     commodity-linked                o Speculative exposure risk
                     derivative instruments          o Tax risk
                     and fixed-income
                     securities backing
                     those instruments


                  o  Gains exposure to
                     commodities markets
                     by investing in
                     structured notes
                     whose principal
                     and/or coupon
                     payments are linked
                     to the DJ-AIG Index
                     and swap agreements
                     on the DJ-AIG Index


                  o  Invests in a portfolio
                     of fixed-income
                     securities normally
                     having an average
                     duration of one year
                     or less

                  o  Emphasizes
                     investment-grade
                     fixed-income securities

                  o  May invest without
                     limit in U.S.
                     dollar-denominated
                     foreign securities

                  o  May invest in
                     non-U.S. dollar
                     denominated securities
--------------------------------------------------------------------------------


o  A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

   The portfolio's investment in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

   Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the portfolio's net asset value), and there can be no assurance that the portfolio's use of leverage will be successful.

CORRELATION RISK



   The risk that changes in the value of a hedging instrument will not match those of the investment being hedged. Commodity-linked structured notes may be structured in a way that results in the portfolio's performance diverging from the DJ-AIG Index, perhaps materially. For example, a note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the DJ-AIG Index that exceed the limits.




CREDIT RISK

   The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

   In addition to the risks described in this Prospectus under "Speculative Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio may also use derivatives for leverage. The portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK

   The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

   o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

FOCUS RISK

   The portfolio will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

FOREIGN SECURITIES RISK

   Since the portfolio may invest in foreign securities, it carries additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK


   Certain portfolio securities, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.


MARKET RISK

   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

   Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

   The portfolio is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

SPECULATIVE EXPOSURE RISK


   To the extent that a derivative or practice is used for speculative purposes, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from investments in commodity-linked notes, swap agreements, and other derivative instruments may be substantial.

TAX RISK


   In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code (the "Code"), the portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked structured notes in which the portfolio may invest under such tests to qualify as a RIC is not certain, and the portfolio does not intend to obtain a ruling from the Internal Revenue Service (the "IRS"). In the event these instruments are adversely treated under these tests, the portfolio will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio's earnings and profits.



o  INVESTOR PROFILE

   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

o  are seeking total return

o are looking to hedge during periods of rising inflation and are willing to accept risk and volatility o seek to add exposure to commodities markets to an asset allocation mix

   IT MAY NOT BE APPROPRIATE IF YOU:

o  are investing for income

o  require stability of your principal

   You should base your investment decision on your own goals, risk preferences and time horizon. The portfolio is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular instrument in the portfolio's portfolio may be significantly higher than 50% of the value of the investment. Investors in the portfolio should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

                               PERFORMANCE SUMMARY

As the portfolio has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                               INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are estimated amounts for the fiscal year ending December 31, 2006. The table and the example on the next page do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.



--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
  Redemption fees                                                           NONE
--------------------------------------------------------------------------------
  Exchange fees                                                             NONE
--------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
  Management fee                                                           0.50%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                                     0.25%
--------------------------------------------------------------------------------

  Other expenses                                                           0.55%
--------------------------------------------------------------------------------
  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                               1.30%
--------------------------------------------------------------------------------



* Expected fees and expenses for the fiscal year ending December 31, 2006 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.




  EXPENSES AFTER WAIVERS,
  REIMBURSEMENTS OR CREDITS
  Management fee                                                           0.15%
  Distribution and service (12b-1) fee                                     0.25%
  Other expenses                                                           0.55%
                                                                           -----
  NET ANNUAL PORTFOLIO OPERATING EXPENSES                                  0.95%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the first table on the previous page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


                                  ONE       THREE
                                 YEAR       YEARS
                                 $132        $389

                             THE PORTFOLIO IN DETAIL

o  THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o  Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o Is part of the asset management business of Credit Suisse Group, a leading global financial services organization headquartered in Zurich

o As of September 30, 2005, the asset management business of Credit Suisse Asset Management, LLC managed approximately $23.3 billion in the U.S. and $337.3 billion globally

o Credit Suisse Asset Management, LLC has offices in 18 countries, including Securities and Exchange Commission ("SEC") registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Amsterdam, Budapest, Frankfurt, Guernsey, Hong Kong, Luxembourg, Madrid, Milan, Paris, Prague, Sao Paulo, Seoul, Singapore, Warsaw and Zurich) are not registered with the SEC.

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

   The portfolio pays Credit Suisse before waivers and or reimbursements an annual fee of 0.50% of its average net assets for advisory services. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in the portfolio's Annual or Semi-Annual Report.


o  PORTFOLIO INFORMATION KEY

   A concise description of the portfolio begins on page 12. The description provides the following information:


GOAL AND STRATEGIES

   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The principal types of securities and certain secondary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

   The team designated by the investment adviser to handle the portfolio's day-to-day management.

FINANCIAL HIGHLIGHTS

   A table showing the portfolio's audited financial performance for up to five years. Certain information in the table reflects financial results for a single portfolio share.

o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.

o PORTFOLIO TURNOVER An indication of trading frequency. The portfolio may sell securities without regard to the length of time they have been held. A high turnover rate may increase the portfolio's transaction costs and negatively affect its performance.

   The Annual Report includes the independent registered public accounting firm's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

o  GOAL AND STRATEGIES

PRINCIPAL STRATEGIES


   The portfolio seeks total return. To pursue this goal, it invests in commodity-linked derivative instruments backed by a portfolio of fixed-income securities. The portfolio invests in commodity-linked derivative instruments, such as commodity-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Under normal market conditions, the portfolio intends to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments, such as structured notes and swaps, and fixed-income securities backing those instruments, subject to applicable IRS limits. The portfolio's 80% investment policy may be changed by the Board of Trustees on 60 days' notice to shareholders. The portfolio's investment objective of total return may be changed without shareholder approval.

   For the period through June 30, 2006, the portfolio intends to gain exposure to commodities markets by investing in a combination of structured notes whose principal and/or coupon payments are linked to the DJ-AIG Index and swap agreements whose value depends on the DJ-AIG Index. After June 30, 2006, the portfolio intends to gain exposure to commodities markets by investing primarily in commodity-linked structured notes and will reduce or eliminate its investments in commodity-linked swap agreements so that the income derived from commodity-linked swap agreements after June 30, 2006 is limited to a maximum of 10% of the portfolio's gross income. Through June 30, 2006, the notional amount of the commodity-linked swaps the portfolio enters into are expected to range between 70% and 100% of the portfolio's net assets. However, the market value of those swaps is not expected to exceed 5% of the portfolio's net assets at the time of purchase. After June 30, 2006, the principal value of commodity-linked structured notes held by the portfolio is expected to equal between 20% and 50% of the portfolio's net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-AIG Index changes. The remainder of the portfolio's assets (other than amounts invested in swaps, structured notes and other derivatives) are expected to consist predominantly of fixed income instruments.


   Credit Suisse believes that strong global demand for commodities coupled with inflationary pressures are creating a positive environment for commodities. After June 30, 2006, the portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal and/or coupon payments are linked to the DJ-AIG Index. Prior to that date, the portfolio intends to gain exposure to commodities markets primarily by investing in swap agreements whose value depends on the DJ-AIG Index, as well as structured notes. The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and ten agricultural products are represented in the index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the index, and each sector represented in the index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the index and different sectors may represent different proportions of the index. (A more detailed description of the DJ-AIG Index is found in the Statement of Additional Information (SAI).) The portfolio does not intend to invest in commodities directly or in instruments linked to individual commodity sectors.

   The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the portfolio's commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions. In addition, while the primary driver of the portfolio's returns is expected to be the change in value of the DJ-AIG Index, the portfolio is not an index fund. However, it is designed to generally replicate the performance of the DJ-AIG Index, although there can be no guarantee that this will be achieved. In fact, commodity-linked structured notes may be structured in a way that results in the portfolio's performance diverging from the DJ-AIG Index, perhaps materially. For example, a note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the DJ-AIG Index that exceed the limits.


   The portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. However, 25% or more of its total assets may be indirectly exposed to industries in the three commodity sectors of the DJ-AIG Index. In addition, the portfolio can invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sector (which includes the banking, brokerage and insurance industries). In that case the portfolio's share values will fluctuate in response to events affecting issues in those sectors.


   The portfolio does not currently expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment.



   The portfolio invests in commodity-linked derivatives that are structured notes and swaps and hybrid instruments excluded from regulation under the Commodity Exchange Act, so that the portfolio will not be considered a "commodity pool." From time to time the portfolio may invest in instruments that are regulated under that Act.


   Under normal market conditions:


o at least 90% of the portfolio's fixed-income securities (excluding structured notes) will be investment grade

o the portfolio will maintain an average duration of the fixed-income portion of the portfolio (excluding structured notes) of one year or less


   In determining the credit quality of a security, we will use the highest rating assigned to it.

   Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

o  PORTFOLIO INVESTMENTS

PRINCIPAL PORTFOLIO INVESTMENTS


   After June 30, 2006 the portfolio typically will seek to gain exposure to the commodities markets by investing in commodity-linked structured notes with principal and/or coupon payments linked to the value of the DJ-AIG Index. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.

   Prior to June 30, 2006, the portfolio will seek to gain exposure to the commodities markets by investing in commodity swap agreements. After that, because of requirements for the portfolio to be treated as a RIC, the portfolio will limit or eliminate its use of swaps on the DJ-AIG Index. In a typical commodity swap agreement, the portfolio will receive the price appreciation (or depreciation) of a commodity index, or a portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee.

   The fixed-income securities (other than structured notes) the portfolio may invest in include:


o  corporate bonds, debentures and notes

o  convertible debt securities

o  preferred stocks

o  government and agency securities

o  municipal securities

o  mortgage-backed and other asset-backed securities

o  obligations of international agencies or supranational entities

o  repurchase agreements involving portfolio securities

o structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations

o  delayed funding loans and revolving credit facilities

o  reverse repurchase agreements

o  bank certificates of deposit, fixed time deposits and bankers' acceptances

o  commercial paper

   The portfolio may invest:

o  without limit in U.S. dollar-denominated, investment-grade foreign securities

o  up to 30% of its assets in non-dollar-denominated foreign securities

o up to 10% of its assets in fixed-income securities rated below investment grade (junk bonds) or unrated securities of comparable quality

o  up to 5% of its assets in emerging markets debt securities


   The use of commodity-linked structured notes and other derivative strategies, such as swaps, is a principal strategy of the portfolio. Derivative strategies and the writing of uncovered (or so-called "naked") options are speculative and may hurt the portfolio's performance. The portfolio may attempt to hedge its investments in order to mitigate risk, but it is not required to do so. The benefits to be derived from the portfolio's derivatives and options strategy are dependent upon Credit Suisse's ability to discern pricing inefficiencies and predict trends in the commodities and other markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual stocks or fixed-income securities, and there can be no assurance that the use of this strategy will be successful. Additional information about the portfolio's derivatives and options strategy and related risks is included in the SAI and under "Certain Investment Practices" below.


   The portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The portfolio will hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

OTHER PORTFOLIO INVESTMENTS

   In addition to investing in commodity-linked structured notes and swaps, the portfolio may engage in other investment practices that include the use of options, futures and other derivative securities. The portfolio will attempt to take advantage of pricing inefficiencies in these securities. For example, the portfolio may write (i.e., sell) put and call options. The portfolio would receive premium income when it writes an option, which will increase the portfolio's return in the event the option expires unexercised or is closed out at a profit. Upon the exercise of a put or call option written by the portfolio, the portfolio may suffer an economic loss equal to the difference between the price at which the portfolio is required to purchase, in the case of a put, or sell, in the case of a call, the underlying security or instrument and the option exercise price, less the premium received for writing the option. The portfolio may engage in derivative transactions involving a variety of underlying instruments, including, in addition to structured notes, swaps, equity and debt securities, securities indexes and futures.

   The portfolio may also invest in common and preferred stock as well as convertible securities of issuers in commodity-related industries. To a limited extent, the portfolio may also engage in other investment practices.

   The portfolio may, from time to time, place some or all of its assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the portfolio's principal investment strategies and might prevent the portfolio from achieving its goal.

o  RISK FACTORS

   The portfolio's principal risk factors are:

o  commodity risk

o  correlation risk

o  credit risk

o  derivatives risk

o  exposure risk

o  focus risk

o  foreign securities risk

o  interest-rate risk

o  liquidity risk

o  market risk

o  non-diversified status

o  speculative exposure risk

o  tax risk


   Commodities are volatile investments and exposure to commodities should only form a small part of a diversified portfolio. Commodities may not be suitable for all investors. The use of derivatives such as commodity-linked structured notes, swaps and futures contracts may add additional risk. The commodity-linked structured notes, swaps and futures contracts in which the portfolio may invest have substantial risks, including risk of loss of a significant portion of their principal value and lack of a secondary market. Investing in commodity-linked derivatives that involve leverage could increase volatility and losses. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. To the extent that it invests in derivatives, the portfolio may be subject to additional risks, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. The portfolio will attempt to limit credit risk for commodity-linked notes by engaging in transactions primarily with counterparties that have an investment-grade credit rating, or a letter of credit or some other form of credit enhancement. However, the portfolio can invest up to 10% of its total assets in below-investment-grade securities that have greater credit risks than investment-grade securities. These risks are described in "More About Risk."


   THE STATUS OF COMMODITY-LINKED STRUCTURED NOTES UNDER TESTS TO QUALIFY AS A RIC UNDER THE CODE IS NOT CERTAIN, AND THE PORTFOLIO DOES NOT INTEND TO OBTAIN A RULING FROM THE IRS. IF THE PORTFOLIO FAILS TO QUALIFY AS A RIC, THE PORTFOLIO WILL BE SUBJECT TO FEDERAL INCOME TAX ON ITS NET INCOME AT REGULAR CORPORATE RATES (WITHOUT A DEDUCTION FOR DISTRIBUTIONS TO SHAREHOLDERS). WHEN DISTRIBUTED, THAT INCOME WOULD ALSO BE TAXABLE TO SHAREHOLDERS AS AN ORDINARY DIVIDEND TO THE EXTENT ATTRIBUTABLE TO THE PORTFOLIO'S EARNINGS AND PROFITS. IN ADDITION, IF THE PORTFOLIO OR A SEPARATE ACCOUNT INVESTING IN THE PORTFOLIO FAILS TO QUALIFY AS A RIC, INCOME ALLOCABLE TO THE VARIABLE LIFE OR VARIABLE ANNUITY CONTRACTS ASSOCIATED WITH THE SEPARATE ACCOUNT WOULD BE TAXABLE CURRENTLY TO THE HOLDERS OF THE CONTRACTS; INCOME FROM PRIOR PERIODS WITH RESPECT TO SUCH CONTRACTS ALSO COULD BE TAXABLE.


   The portfolio's index may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

   You should expect fluctuations in share price, yield and total return, particularly with changes in interest rates, for the fixed-income portion of the portfolio. Typically, a rise in interest rates causes a decline in the market value of fixed-income securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the portfolio.

   Junk bonds are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of junk bonds, more senior debt (such as bank loans and investment-grade bonds) will likely be paid a greater portion of any payment made by the issuer.

   The portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

   To the extent that it invests in certain securities, the portfolio may be affected by additional risks, such as extension and prepayment risks associated with mortgage-backed securities.

   Because the portfolio invests internationally, it carries additional risks, including currency, information and political risks.

   These risks are defined in "More About Risk." That section also details certain other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

o  PORTFOLIO MANAGEMENT


   The Credit Suisse Commodities Management Team is responsible for the day-to-day management of the portfolio. The current members of the Credit Suisse Commodities Management Team are Nelson Louie, Kam Poon, Andrew Lenskold and Christopher Burton. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the portfolio has only recently commenced operations, no financial information available as of the date of this Prospectus.

                                 MORE ABOUT RISK

o  INTRODUCTION

   The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion of the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

   The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

   The portfolio offers its shares to (1) insurance company separate accounts that fund both variable contracts and variable life insurance contracts and (2) tax-qualified pension and retirement plans including participant-directed plans which elect to make the portfolio an investment option for plan participants. Due to differences of tax treatment and other considerations, the interests of various variable contract owners and plan participants participating in the portfolio may conflict. The Board of Trustees will monitor the portfolio for any material conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts and/or plans to withdraw its investments in the portfolio, which may cause the portfolio to sell securities at disadvantageous prices and disrupt orderly portfolio management. The Board also may refuse to sell shares of the portfolio to any variable contract or plan or may suspend or terminate the offering of shares of the portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

o  TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

   COMMODITY RISK The portfolio's investment in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

   Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the portfolio's net asset value), and there can be no assurance that the portfolio's use of leverage will be successful.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged. Commodity-linked structured notes may be structured in a way that results in the portfolio's performance diverging from the DJ-AIG Index, perhaps materially. The portfolio does not currently expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment.


   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   DERIVATIVES RISK In addition to the risks described below under "Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio may also use derivatives for leverage. The portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

   o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   FOCUS RISK The portfolio will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

   FOREIGN SECURITIES RISK Since the portfolio may invest in foreign securities, it carries additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.


   LIQUIDITY RISK Certain portfolio securities, such as commodity-linked notes and swaps may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.


   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

   Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

   NON-DIVERSIFIED STATUS The portfolio is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.


   SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is used for speculative purposes, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from investments in commodity-linked notes, swap agreements and other derivative instruments may be substantial.


   TAX RISK In order to qualify as a RIC, the portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked structured notes in which the portfolio may invest under such tests to qualify as a RIC under the Code is not certain, and the portfolio does not intend to obtain a ruling from the IRS. In the event these instruments are adversely treated under these tests, the portfolio will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio's earnings and profits. In addition, if the portfolio fails to qualify as a RIC, income allocable to the variable life or variable annuity contracts associated with the separate account would be taxable currently to holders of the contracts; income from prior periods with respect to such contracts also could be taxable.


OTHER RISK FACTORS

   ACCESS RISK Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   LEVERAGING RISK Although the portfolio itself will not be leveraged, certain transactions may give rise to a form of leverage. Such transactions may include, among others, structured notes, reverse repurchase agreements, indexed and inverse floating rate securities, swap agreements, futures contracts, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, Credit Suisse will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the portfolio to be more volatile than if the portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the portfolio's securities.


   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.


   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.


   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the portfolio's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the portfolio. Many commodity-linked derivative instruments are not actively traded.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:
[X]  Permitted without limitation; does not indicate actual use
20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use
20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use
[ ]  Permitted, but not expected to be used to a significant extent
--    Not permitted

-------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                 LIMIT
-------------------------------------------------------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet redemptions or for other
temporary or emergency purposes. Speculative exposure risk.                         33 1/3%
-------------------------------------------------------------------------------------------------------------------

CURRENCY TRANSACTIONS Instruments, such as options, futures, forwards or swaps, intended to manage portfolio exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) Correlation, credit, currency, hedged exposure,
liquidity, political, speculative exposure, valuation risks.(2)                     [X]
-------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the portfolio to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the portfolio to risks beyond those generally encountered in developed countries. Access, currency, information,
liquidity, market, operational, political, valuation risks.                         5%
-------------------------------------------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of foreign issuers. May include depository
receipts. Currency, information, liquidity, market, political, valuation risks.     [X]
-------------------------------------------------------------------------------------------------------------------

FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the portfolio to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure,
interest-rate, market, speculative exposure risks.(2)                               [X]
-------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE DEBT SECURITIES Debt securities rated within the four highest grades (AAA/Aaa through BBB-/Baa3) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Credit, interest-rate,
market risks.                                                                       [X]
-------------------------------------------------------------------------------------------------------------------


                                       25

-------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                 LIMIT
-------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.                              [X]
-------------------------------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders. Credit, interest-rate, market,
regulatory risks.                                                                   [X]
-------------------------------------------------------------------------------------------------------------------

NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and convertible securities rated below the fourth-highest grade (BBB-/Baa3) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market,
valuation risks.                                                                    10%
-------------------------------------------------------------------------------------------------------------------

OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes. An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument.(1) Correlation, credit, derivatives, hedged exposure, liquidity, market, speculative exposure
risks.                                                                              20%
-------------------------------------------------------------------------------------------------------------------

REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest primarily in income-producing real estate or real-estate-related loans or
interests. Credit, interest-rate, market risks.                                     [ ]
-------------------------------------------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with restrictions on trading, or those not actively traded. May include private placements.
Liquidity, market, valuation risks.                                                 15%
-------------------------------------------------------------------------------------------------------------------

SECURITIES LENDING Lending portfolio securities to financial institutions; the portfolio receives cash, U.S. government securities or bank letters of credit as
collateral. Credit, liquidity, market risks.                                        33 1/3%
-------------------------------------------------------------------------------------------------------------------


                                       26

-------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                 LIMIT
-------------------------------------------------------------------------------------------------------------------

STRUCTURED INSTRUMENTS Structured notes, swaps and other instruments that allow the portfolio to gain access to the performance of a referenced asset (such as an index or selected stocks) that may be more attractive or accessible than the portfolio's direct investment. Commodity, credit, currency, derivatives, information, interest-rate, leveraging, liquidity, market, political,
speculative exposure, valuation, tax risks.                                         [X]

-------------------------------------------------------------------------------------------------------------------

TEMPORARY DEFENSIVE TACTICS Placing some or all of the portfolio's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the portfolio's principal investment strategies and might
prevent the portfolio from achieving its goal.                                      [ ]
-------------------------------------------------------------------------------------------------------------------

WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a
limited time. Liquidity, market, speculative exposure risks.                        10%
-------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before delivery.
Liquidity, market, speculative exposure risks.                                      20%
-------------------------------------------------------------------------------------------------------------------

ZERO-COUPON BONDS Debt securities that pay no cash income to holders for either an initial period or until maturity and are issued at a discount from maturity value. At maturity, return comes from the difference between purchase price and
maturity value. Interest-rate, market risks.                                        [X]
-------------------------------------------------------------------------------------------------------------------

(1) The portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                               MEET THE MANAGERS


The Credit Suisse Commodities Management Team is responsible for the day-to- day management of the portfolio. The current members of the Credit Suisse Commodities Management Team are Nelson Louie, Andrew Lenskold, Kam Poon and Christopher Burton.

Mr. Louie is the lead member of the team and responsible for the commodities exposure of the portfolio. Messrs. Poon and Lenskold are responsible for assisting with the commodities exposure, and for the management of the fixed income securities and cash portion of the portfolio. Mr. Burton is responsible for analyzing and implementing hedging strategies, indexing strategies, and excess return strategies.


NELSON LOUIE, Director, has been a team member of the portfolio since 2006. He joined Credit Suisse in 1993 from Bankers Trust, where he was an operations specialist within its funds management group. Mr. Louie is currently responsible for overseeing trading and portfolio management of the team's derivatives-based hedging strategies, enhanced indexing strategies and excess return strategies. Mr. Louie holds a B.A. in economics from Union College.

KAM T. POON, Director, has been a team member of the portfolio since 2006. He is a fixed income portfolio manager/trader focusing on government and agency securities, as well as interest-rate futures. He also trades taxable and tax exempt money market securities. He joined Credit Suisse in 1997 from the Bank of New York. Mr. Poon holds B.S. and M.B.A. degrees in finance from New York University's Stern School of Business.

ANDREW S. LENSKOLD, Vice President, has been a team member of the portfolio since 2006. He joined Credit Suisse in 2003 as a portfolio manager for cash and enhanced cash portfolios, and provides trade support for the firm's derivatives group. He has extensive experience as a fixed income trader focusing on cash and short-term instruments. In 2001 he joined Abbey National Treasury Services, where he worked in sales and marketing for short-term fixed income products. In 1995, he joined GE Capital with similar responsibilities, and prior to that traded money market securities at Mutual Benefit Life Insurance Company. Mr. Lenskold holds a B.A. in political science from Yale University and an M.B.A. in accounting and finance fromWashington University.

CHRISTOPHER BURTON, Assistant Vice President, has been a team member of the portfolio since 2006. He is a Portfolio Manager and Trader specializing in derivatives. Prior to joining Credit Suisse in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments where from 2002 to 2005 he developed analytical tools and managed options based yield enhancement strategies as well as exposure management strategies. Mr. Burton earned a B.S. in Economics with concentrations in Finance and Accounting from the University of Pennsylvania's Wharton School of Business.


The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the portfolio.


            Job titles indicate position with the investment adviser.

                            MORE ABOUT YOUR PORTFOLIO

o  SHARE VALUATION

   The net asset value ("NAV") is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. ET) each day the NYSE is open for business. It is calculated by dividing the portfolio's total assets, less its liabilities, by the number of its shares outstanding.


   The portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements) for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   The portfolio's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value.

   Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its prices. This could cause the value of the portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

o  DISTRIBUTIONS

   As a portfolio investor, you will receive distributions.


   The portfolio earns income from structured note and swap agreements, dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


   The portfolio declares and pays dividends quarterly. The portfolio typically distributes capital gains annually, usually in December. The portfolio may make additional distributions at other times if necessary to avoid a federal tax. Unless otherwise specified, distributions will be reinvested automatically in additional shares of the portfolio.


   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year at www.credit-suisse.com/us or by calling 1-800-222-8977.


o  TAXES


   The status of commodity-linked notes under tests to qualify as a RIC under the Code is not certain, and the portfolio does not intend to obtain a ruling from the IRS. Generally, if these instruments do not qualify as "securities," the portfolio will fail to qualify as a RIC. If the portfolio fails to qualify as a RIC, the portfolio will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the portfolio's earnings and profits.


   For a discussion of the tax status of a variable contract or pension or retirement plan, refer to the prospectus of the sponsoring participating insurance company separate account or plan documents or other informational materials supplied by plan sponsors. Because shares of the portfolio may be purchased only through variable contracts and plans, income dividends and capital gain distributions from the portfolio are taxable, if at all, to the participating insurance companies and plans and the variable contract owner or plan participant generally will not be subject to tax on such dividends and distributions until they are distributed to such owner or participant from their respective variable contract or plan.

   The portfolio intends to comply with the diversification requirements currently imposed by the Internal Revenue Code on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts. If the portfolio or a separate account did not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

   Because each contract holder's situation is unique, ask your tax professional about the tax consequences of your investment.

o  STATEMENTS AND REPORTS

   The portfolio produces financial reports, which include a list of the portfolio's holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. Please call 1-800-222-8977 if you would like to receive additional reports, prospectuses or proxy statements.


   The portfolio discloses its portfolio holdings and certain of the portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in the portfolio's SAI.

                            BUYING AND SELLING SHARES

   You may not buy or sell shares of the portfolio directly; you may only buy or sell shares through variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies or through tax-qualified pension and retirement plans. The portfolio may not be available in connection with a particular contract or plan.

   An insurance company's separate accounts buy and sell shares of the portfolio at NAV, without any sales or other charges. Each insurance company receives orders from its contract holders to buy or sell shares of the portfolio on any business day that the portfolio calculates its NAV. If the order is received by the insurance company prior to the close of regular trading on the NYSE, the order will be executed at that day's NAV.

   Plan participants may buy shares of the portfolio through their plan by directing the plan trustee to buy shares for their account in a manner similar to that described above for variable annuity and variable life insurance contracts. You should contact your plan sponsor concerning the appropriate procedure for investing in the portfolio.

   The portfolio reserves the right to:


o change or discontinue its exchange privilege after 60 days' notice to current investors

o  temporarily suspend the exchange privilege during unusual market conditions


o charge a wire-redemption fee o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

o  FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

   Frequent purchases and redemptions of portfolio shares present risks to the contract owners or plan participants who hold shares of the portfolio through their annuity contracts or pension plans over the long term. These risks include the potential for dilution in the value of portfolio shares; interference with the efficient management of the portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the portfolio's investment objective; losses on the sale of investments resulting from the need to sell securities at less favorable prices; and increased brokerage and administrative costs. These risks may be greater for portfolios investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for portfolio holdings (e.g., "time zone arbitrage").

   The portfolio will take steps to detect and eliminate excessive trading in portfolio shares, pursuant to the portfolio's policies as described in this Prospectus and approved by the Board of Trustees. The portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. A contract owner or plan participant that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. However, the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, or to tax-qualified pension and retirement plans. These shareholders typically hold portfolio shares for a number of contracts or participants in a single account, and the portfolio generally has little or no access to the records of individual contract holders or plan participants. As a result, the portfolio is dependent on the rights, ability and willingness of these participating insurance companies and plans to enforce the portfolio's excessive trading policies. It should also be noted that insurance company separate accounts and plans may have their own policies and procedures to detect and prevent excessive trading in shares of the underlying mutual funds they offer, which may define market timing differently than the portfolio does and have different consequences associated with it. The portfolio works with insurance companies and plans that offer portfolio shares to detect and eliminate excessive trading activity by contract holders and plan participants, but there can be no assurance that excessive trading in portfolio shares will not occur. As a result, some contract holders or plan participants may be able to engage in market timing while other contract holders or plan participants are harmed by such activity.

   The portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the insurance contract or plan. In particular, the portfolio reserves the right to reject a purchase or an exchange purchase order from any insurance contract or plan that in its opinion has not taken effective steps to detect and prevent frequent purchases and sales of portfolio shares.

   The portfolio has also adopted fair valuation policies to protect the portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Portfolio - Share Valuation."

   The portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

                                OTHER INFORMATION

o  ABOUT THE DISTRIBUTOR


   Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse, serves as distributor of the portfolio's shares.


   The portfolio has adopted a Rule 12b-1 plan for its shares to pay distribution and service fees for the sale and servicing of shares.

   Under the 12b-1 plan, CSAMSI receives fees at an annual rate of 0.25% of average daily net assets of the portfolio's shares. Because the fees are paid out of the portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   Distribution and service fees are used to pay to promote the sale of shares and the servicing of accounts of the portfolio. Under the 12b-1 plan, the portfolio pays a fee to the distributor, which in turn remits all or a portion of the fee to participating insurance companies and pension and retirement plans to reimburse them for various costs incurred or paid by these companies and plans in connection with marketing, distributing and servicing shares. The distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than to a participating insurance company itself. Examples of expenses payable under the 12b-1 plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature) to policyholders and plan participants, holding seminars and sales meetings, providing customer service to policyholders and plan participants and paying sales compensation to insurance company and plan employees.


   With respect to the portfolio, CSAMSI or its affiliates (including Credit Suisse) may make additional payments out of their own resources to firms offering shares of the portfolio for providing administration, subaccounting, transfer agency and/or other services. CSAMSI or its affiliates may also make payments out of past profits and other available sources for marketing, promotional or related expenses. Such payments may be made to insurance companies and other entities offering shares of the portfolio and/or providing services with respect to such shares. The amount of these payments is determined by CSAMSI or its affiliates and may be substantial. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Trust--Shareholder Servicing" in the SAI.

                       This page intentionally left blank

This Prospectus is intended for use in connection with certain insurance products and pension and retirement plans. Please refer to the prospectus of the sponsoring participating insurance company separate account or to the plan documents or other informational materials supplied by plan sponsors for information regarding distributions and instructions on purchasing or selling a variable contract and on how to select the portfolio as an investment option for a variable contract or plan. More information about the portfolio is available free upon request, including the following:

o  ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio manager discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

o  OTHER INFORMATION

   A current SAI, which provides more details about the portfolio, is on file with the SEC and is incorporated by reference.


   You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549 or electronically at publicinfo@sec.gov.


   Please contact the Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Trust
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Trust
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.credit-suisse.com/us


   The portfolio's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.


SEC FILE NUMBER:
Credit Suisse Trust                                                    811-07261


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CREDIT-SUISSE.COM/US                      SUISSE | MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRCRS-PRO-05

                       STATEMENT OF ADDITIONAL INFORMATION


                               ____________, 2006
--------------------------------------------------------------------------------


                               CREDIT SUISSE TRUST

                       Commodity Return Strategy Portfolio


This Statement of Additional Information provides information about the Commodity Return Strategy Portfolio (the "Portfolio"), a series of Credit Suisse Trust (the "Trust"), that supplements information contained in the Prospectus for the Portfolio (the "Prospectus"), dated ____________, 2006.


When issued, the Portfolio's audited Annual Report, which either will accompany this Statement of Additional Information or will have previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, will be incorporated herein by reference.

This Statement of Additional Information is not itself a prospectus. Copies of the Portfolio's Prospectus and Annual Report, when available, may be obtained by writing or telephoning:




                               CREDIT SUISSE TRUST
                                 P.O. BOX 55030
                              BOSTON, MA 02205-5030
                                 1-800-222-8977

                                Table of Contents

                                                                            Page

INVESTMENT OBJECTIVE AND POLICIES..............................................1
         General Investment Strategies.........................................1
                  Commodity-Linked Derivatives.................................1
                  Swap Agreements..............................................2
                  Hedging Generally............................................6
         Options and Currency Exchange Transactions............................8
                  Securities Options...........................................8
                  Securities and Commodities Index Options....................11
                  Uncovered Options Transactions..............................12
                  OTC Options.................................................12
                  Currency Transactions.......................................12
                  Forward Currency Contracts..................................13
                  Currency Options............................................13
                  Currency Hedging............................................13
         Options on Swaps ("Swaptions").......................................14
         Futures Activities...................................................15
                  Futures Contracts...........................................15
                  Comparison of Commodity Futures and Forward Contracts.......17
                  Options on Futures Contracts................................18
                  Asset Coverage for Forward Contracts, Swap Agreements,
                      Options, Futures and Options on Futures.................18
         Money Market Obligations.............................................19
                  Money Market Mutual Funds...................................19
         Temporary Investments................................................20
         Convertible Securities...............................................20
         Structured Securities................................................20
                  Mortgage-Backed Securities..................................20
                  Asset-Backed Securities.....................................21
                  Collateralized Mortgage Obligations.........................22
                  Structured Notes, Bonds or Debentures.......................23
                  Assignments and Participations..............................24
         Foreign Investments..................................................24
                  Foreign Currency Exchange...................................25
                  Information.................................................25
                  Political Instability.......................................25
                  Foreign Markets.............................................25
                  Increased Expenses..........................................25
                  Foreign Debt Securities.....................................26
                  Privatizations..............................................26
                  Brady Bonds.................................................26
                  Depository Receipts.........................................27
         U.S. Government Securities...........................................27
         Municipal Obligations................................................28

         Alternative Minimum Tax Bonds........................................29
         Securities of Other Investment Companies.............................29
         Investment Grade Securities..........................................29
         Below Investment Grade Securities....................................30
         Emerging Markets.....................................................31
         Lending Portfolio Securities.........................................32
         Repurchase Agreements................................................33
         Reverse Repurchase Agreements and Dollar Rolls.......................33
         Zero Coupon Securities...............................................34
         Government Zero Coupon Securities....................................34
         Short Sales..........................................................34
         Short Sales "Against the Box"........................................35
         Emerging Growth and Smaller Capitalization Companies;
            Unseasoned Issuers................................................35
         "Special Situation" Companies........................................36
         Variable and Floating Rate Securities and Master Demand Notes........36
         Event-Linked Bonds...................................................37
         Delayed Funding Loans and Revolving Credit Facilities................37
         When-Issued Securities and Delayed-Delivery Transactions.............38
         To-Be-Announced Mortgage-Backed Securities...........................39
         Stand-By Commitment Agreements.......................................39
         REITs................................................................40
         Warrants.............................................................41
         Non-Publicly Traded and Illiquid Securities..........................41
                  Rule 144A Securities........................................42
         Borrowing............................................................42
         Non-Diversified Status...............................................43
         The Dow Jones-AIG Commodity Index....................................43
INVESTMENT RESTRICTIONS.......................................................45
PORTFOLIO VALUATION...........................................................47
PORTFOLIO TRANSACTIONS........................................................48
PORTFOLIO TURNOVER............................................................50
MANAGEMENT OF THE TRUST.......................................................50
         Board Approval of Advisory Agreement.................................63
         Administration Agreements............................................65
         Code of Ethics.......................................................66
         Custodian Agreement..................................................66
         Transfer Agency and Service Agreement................................66
         Distributor..........................................................67
         Shareholder Servicing................................................68
         Organization of the Trust............................................68

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................70
ADDITIONAL INFORMATION CONCERNING TAXES.......................................71
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL.....................76
FINANCIAL STATEMENTS..........................................................76

APPENDIX A...................................................................A-1
APPENDIX B...................................................................B-1
APPENDIX C...................................................................C-1

                        INVESTMENT OBJECTIVE AND POLICIES

                  The following information supplements the description of the Portfolio's investment objective and policies in the Prospectus. There are no assurances that the Portfolio will achieve its investment objective.

                  The investment objective of the Portfolio is total return.

                  Unless otherwise indicated, the Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on the Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.

                  The Portfolio does not represent that these techniques are available now or will be available at any time in the future.

General Investment Strategies


                  Commodity-Linked Derivatives. The Portfolio invests in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to debt and equity securities.


                  During the period 1970 through 2001, the correlation between the quarterly investment returns of commodities and the quarterly investment returns of traditional financial assets such as stocks and bonds generally was negative. This inverse relationship occurred generally because commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

                  The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, the Portfolio's investments may be expected not to perform as well as an investment in traditional securities. Over the long term, the returns on the Portfolio's investments are expected to exhibit low or negative correlation with stocks and bonds.


                  In selecting investments for the Portfolio, Credit Suisse Asset Management, LLC ("Credit Suisse" or the "Adviser"), the Portfolio's investment adviser, evaluates the merits of the investments primarily through the exercise of its own investment analysis. In the case of derivative instruments, that process may include the evaluation of the underlying commodity, futures contract, index or other economic variable that is linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.


                  The Portfolio's primary vehicle for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The Portfolio will invest in commodity-linked structured notes and swap agreements whose performance is linked to the Dow Jones-AIG Commodity Index (the "DJ-AIG Index" or the "Index"), and may also invest in other commodity-linked instruments, including futures.


                  Swap Agreements. The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent it may invest in foreign-currency denominated securities, may enter into swap agreements with respect to foreign currencies.

                  The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchase and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

                  Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values.

                  The Portfolio intends to invest in commodity swap agreements. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Portfolio may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Portfolio may be required to pay a higher fee at each swap reset date.

                  The Portfolio may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. If the Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.


                  Most swap agreements entered into by the Portfolio would calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Consequently, the Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by Credit Suisse in accordance with procedures established by the Board of Trustees (the "Board"), to avoid any potential leveraging of the Portfolio's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Portfolio's investment restriction concerning senior securities.

                  Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective of total return will depend on Credit Suisse's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolio's repurchase agreement guidelines). Certain restrictions imposed on the Portfolio by the Internal Revenue Code of 1986, as amended (the "Code") limit the Portfolio's ability to use swap agreements. After June 30, 2006, the Portfolio will reduce or eliminate its investments in commodity-linked swap agreements so that the income derived from commodity-linked swap agreements after June 30, 2006 is limited to a maximum of 10% of the Portfolio's gross income. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                  Certain structured notes and swap agreements are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission (the "CFTC"). To qualify for this exemption, a swap agreement or structured note must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, as amended (the "1940 Act"), commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible structured note or swap transaction must meet three conditions. First, the structured note or swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the structured note or swap agreement must be a material consideration in entering into or determining the terms of the instrument, including pricing, cost or credit enhancement terms. Third, structured notes or swap agreements may not be entered into and traded on or through a multilateral transaction execution facility. The Portfolio may invest in commodity-linked structured notes, swap agreements and other commodity-linked instruments that qualify for exclusion from regulation under the CEA and the regulations adopted thereunder.


                  This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

                  Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Portfolio under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by the Portfolio under a currency swap are held in a segregated account consisting of cash or liquid securities, the Portfolio and Credit Suisse believe that swaps do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restriction.


                  Limitations on Leverage. As discussed in the Prospectus, some of the derivative instruments in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument. The Portfolio will seek to limit the amount of economic leverage it has under one derivative instrument in which it invests and the leverage of the Portfolio's overall portfolio. The Portfolio will not invest in a hybrid instrument if, at the time of purchase:

            1. that instrument's "leverage ratio" exceeds 300% of the price increase (or decrease) in the underlying index; or
            2. the Portfolio's "portfolio leverage ratio" exceeds 150%, measured at the time of purchase.

                  "Leverage ratio" is the expected increase in the value of a derivative instrument, assuming a one percent price increase in the underlying index. In other words, for a derivative instrument with a leverage factor of 150%, a 1% gain in the underlying index would be expected to result in a 1.5% gain in value for the derivative instrument. "Portfolio leverage ratio" is defined as the average (mean) leverage ratio of all instruments in the Portfolio's portfolio, weighted by the market values of such instruments or, in the case of futures contracts, their notional values. To the extent that the policy on the Portfolio's use of leverage stated above conflicts with the 1940 Act or the rules and regulations thereunder, the Portfolio will comply with the applicable revisions of the 1940 Act.

                  Principal Protection. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Portfolio will receive at maturity the face or stated value of the note.


                  With a principal protected commodity-linked instrument, the Portfolio would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. Credit Suisse's decision on whether to use principal protection depends in part on the cost of the protection. The Portfolio will, however, limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

                  With full principal protection, the Portfolio will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.

                  The Portfolio may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Portfolio may invest in may have no principal protection and the instrument could lose all of its value.


                  With a partially-protected or no-principal-protection commodity-linked instrument, the Portfolio may receive at maturity an amount less than the instrument's par value if the commodity index or other economic variable value to which the note is linked declines over the term of the note. Credit Suisse, at its discretion, may invest in a partially protected principal structured note or, within the 10% limitation set forth above, a note without principal protection. In deciding to purchase a note without principal protection, Credit Suisse may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variable over the term of the note, the cost of the note, and any other economic factors which Credit Suisse believes are relevant.



                  The Portfolio does not currently expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Portfolio does not currently intend to invest more than 10% of its total assets in notes that mature in more than 19 months.


                  Hedging Generally. The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options and futures transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets.


                  In hedging transactions based on an index, whether the Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio's assets varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if the markets do not move as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by Credit Suisse still may not result in a successful hedging transaction.

                  The Portfolio will engage in hedging transactions only when deemed advisable by Credit Suisse, and successful use by the Portfolio of hedging transactions will be subject to Credit Suisse's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Portfolio's performance.


                  To the extent that the Portfolio engages in commodity-linked derivatives and in the strategies described below, the Portfolio may experience losses greater than if these strategies had not been utilized. In addition to the risks described, these instruments may be illiquid and/or subject to trading limits, and the Portfolio may be unable to close out a position without incurring substantial losses, if at all. The Portfolio is also subject to the risk of a default by a counterparty to an off-exchange transaction.

                  Interest rate caps, floors and collars. Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

                  The Portfolio may enter into interest rate caps, floors and collars for hedging purposes or to seek to increase total return (speculation). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.


                  To the extent that the entire amount of the payment stream payable by the Portfolio under an interest rate cap, floor or collar is held in a segregated account consisting of cash or liquid securities, the Portfolio and Credit Suisse believe that such investments do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restriction.


Options and Currency Exchange Transactions

                  The Portfolio may purchase and write (sell) options on securities, securities indices, currencies, swap agreements and commodity indexes for hedging purposes or to increase total return. The Portfolio may enter into futures contracts and options on futures contracts on securities, securities and commodities indices, currencies and commodities and may engage in spot and forward currency exchange transactions (known as "foreign exchange transactions") for these same purposes, which may involve speculation. Up to 20% of the Portfolio's total assets may be at risk in connection with investing in options on securities (other than swaps), securities indices and currencies. The fund may invest without limit in swaptions. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

                  Securities Options. The Portfolio may write covered put and call options on stock and debt securities and may purchase such options that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC") options. The Portfolio realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

                  The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Portfolio could realize on its investments or require the Portfolio to hold securities it would otherwise sell.

                  The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Portfolio as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). When the Portfolio writes call options, it retains the risk of a decline in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

                  In the case of options written by the Portfolio that are deemed covered by virtue of the Portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Portfolio has written options may exceed the time within which the Portfolio must make delivery in accordance with an exercise notice. In these instances, the Portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Portfolio will not bear any market risk, since the Portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

                  Additional risks exist with respect to certain of the securities for which the Portfolio may write covered call options. For example, if the Portfolio writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.


                  Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Portfolio may write (i) in-the-money call options when Credit Suisse expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when Credit Suisse expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when Credit Suisse expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

                  Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Portfolio prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Portfolio may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Portfolio has purchased an option and engages in a closing sale transaction, whether the Portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Portfolio initially paid for the original option plus the related transaction costs. Similarly, in cases where the Portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Portfolio may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Portfolio under an option it has written would be terminated by a closing purchase transaction (the Portfolio would not be deemed to own an option as a result of the transaction). So long as the obligation of the Portfolio as the writer of an option continues, the Portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

                  There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Portfolio's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Portfolio. The Portfolio, however, will purchase OTC options only from dealers whose debt securities, as determined by Credit Suisse, are considered to be investment grade. If, as a covered call option writer, the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

                  Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Portfolio and other clients of Credit Suisse and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Portfolio will be able to purchase on a particular security.


                  Securities and Commodities Index Options. The Portfolio may purchase and write exchange- or board of trade-listed and OTC put and call options on securities and commodities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. A commodities index measures the movement of a certain group of commodities by assigning relative values to the commodities included in the index, fluctuating with changes in the market values of the commodities included in the index.

                  Some securities index options are based on a broad market index, such as the New York Stock Exchange, Inc. ("NYSE") Composite Index, or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

                  Options on securities and commodities indexes are similar to options on securities and commodities, respectively, except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities or commodities, respectively, at a specified price, an option on a securities or commodities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities or commodities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities and commodities index options may be offset by entering into closing transactions as described above for securities and commodities options.

                  Uncovered Options Transactions. The Portfolio may write options that are not covered (or so called "naked options") on portfolio securities. When the Portfolio sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When the Portfolio sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Portfolio that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.

                  OTC Options. The Portfolio may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

                  Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

                  Currency Transactions. The value in U.S. dollars of the assets of the Portfolio that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Portfolio may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies and may be entered into for hedging purposes or to seek to enhance total return (speculation). The Portfolio will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into currency futures contracts or options on such contracts (as described below), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

                  Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

                  At or before the maturity of a forward contract entered into to hedge against currency fluctuations with respect to a portfolio security, the Portfolio may either sell the portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

                  Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolio. To the extent the Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through use of hedging transactions.)

                  Currency Options. The Portfolio may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price that is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price that is expected to be lower than the spot price of the currency at the time the option is exercised.

Currency Hedging. The Portfolio's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Portfolio generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Portfolio may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

                  A decline in the U.S. dollar value of a foreign currency in which the Portfolio's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Portfolio may purchase foreign currency put options. If the value of the foreign currency does decline, the Portfolio will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Portfolio derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Instead, profit to the currency trader is included in the purchase price. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Portfolio may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

                  While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Portfolio's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Portfolio's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against a price decline if the issuer's creditworthiness deteriorates.

Options on Swaps ("Swaptions")

                  The Portfolio may purchase and sell put and call options on swap agreements, commonly referred to as swaptions. The Portfolio will enter into such transactions for hedging purposes or to seek to increase total return. Swaptions are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the Securities and Exchange Commission (the "SEC").

                  The buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

                  As with other options on securities, commodities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component. The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying interest rate swap. The intrinsic value component measures the degree to which an option is in-the-money, if at all. The time premium represents the difference between the actual price of the swaption and the intrinsic value.

                  The pricing and valuation terms of swaptions are not standardized and there is no clearinghouse whereby a party to the agreement can enter into an offsetting position to close out a contract. Swaptions must thus be regarded as inherently illiquid.

                  The use of swaptions, as the foregoing discussion suggests, is subject to risks and complexities beyond what might be encountered with investing directly in the securities and other traditional investments that are the referenced asset for the swap or other standardized, exchange traded options and futures contracts. Such risks include operational risks, valuation risks, credit risks, and/or counterparty risk (i.e., the risk that the counterparty cannot or will not perform its obligations under the agreement). In addition, at the time the swaption reaches its scheduled termination date, there is a risk that the Portfolio will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Portfolio.

                  While the Portfolio may utilize swaptions for hedging purposes or to seek to increase total return, their use might result in poorer overall performance for the Portfolio than if it had not engaged in any such transactions. If, for example, the Portfolio had insufficient cash, it might have to sell or pledge a portion of its underlying portfolio of securities in order to meet daily mark-to-market collateralization requirements at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Portfolio's holdings and swaptions entered into by the Portfolio, which may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to risk of loss. Further, the Portfolio's use of swaptions to reduce risk involves costs and will be subject to Credit Suisse's ability to predict correctly changes in interest rate relationships or other factors. No assurance can be given that Credit Suisse's judgment in this respect will be correct.

Futures Activities

                  The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Portfolio reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Portfolio's policies. The Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the CEA. As a result, the Portfolio is not restricted in its ability to enter into futures contracts and options thereon under regulations of the CFTC.

                  Futures Contracts. A commodity futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are capitalization weighted indexes that reflect the market value of the securities or commodities, respectively, represented in the indexes. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

                  No consideration is paid or received by the Portfolio upon entering into a futures contract. Instead, the Portfolio is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses. The Portfolio will also incur brokerage costs in connection with entering into futures contracts.

                  At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

                  Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Portfolio invests in commodity futures contracts, the assets of the Portfolio, and therefore the prices of Portfolio shares, may be subject to greater volatility.

                  There are additional factors associated with commodity futures contracts which may subject the Portfolio's investments in them to greater volatility than investments in traditional securities. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price of the commodity. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodities markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolio. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Portfolio to reinvest the proceeds of a maturing futures contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of the supplies of other materials.

                  Comparison of Commodity Futures and Forward Contracts. Futures contracts and forward contracts achieve the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed-upon today. However, there are significant differences in the operation of the two contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, with a forward contract, the Portfolio would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

                  For example, if the Portfolio were to buy a forward contract to purchase a certain amount of gold at a set price per ounce for delivery in three months' time and then, two months later, the Portfolio wished to liquidate that position, it would contract for the sale of the gold at a new price per ounce for delivery in one months' time. At expiration of both forward contracts, the Portfolio would be required to buy the gold at the set price under the first forward contract and sell it at the agreed-upon price under the second forward contract. Even though the Portfolio has effectively offset its gold position with the purchase and sale of the two forward contracts, it must still honor the original commitment at maturity of the two contracts. By contrast, futures exchanges have central clearinghouses which keep track of all positions. To offset a long position in a futures contract, the Portfolio simply needs to sell a similar contract on the exchange. The exchange clearinghouse will record both the original futures contract purchase and the offsetting sale, and there is no further commitment on the part of the Portfolio.

                  Only a very small percentage of commodity futures contracts result in actual delivery of the underlying commodity. Additionally, any gain or loss on the purchase and sale of the futures contracts is recognized immediately upon the offset, while with a forward contract, profit or loss is recognized upon maturity of the forward contracts.

                  Options on Futures Contracts. The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

                  An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Portfolio.

                  Asset Coverage for Forward Contracts, Swap Agreements, Options, Futures and Options on Futures. The Portfolio will comply with guidelines established by the SEC with respect to coverage of forward currency contracts; swap agreements; options written by the Portfolio on commodities, currencies, securities and commodity and security indexes; and currency, interest rate and commodity and security index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the

Portfolio's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                  For example, a call option written by the Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Money Market Obligations


                  The Portfolio is authorized to invest, under normal conditions, up to 100% of its total assets in short-term money market obligations having remaining maturities of less than one year at the time of purchase and may invest without limit in these obligations for temporary defensive purposes. These short-term instruments consist of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities ("Government Securities"); bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments or, if unrated, deemed by Credit Suisse to be high quality investments; commercial paper rated no lower than A-2 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; obligations of foreign governments, their agencies or instrumentalities; and repurchase agreements with respect to portfolio securities. A description of S&P's and Moody's ratings is in Appendix A to this Statement of Additional Information.

                  Money Market Mutual Funds. The Portfolio may invest up to 25% of its assets in securities of money market mutual funds, including those that are affiliated with the Portfolio or Credit Suisse, when Credit Suisse believes that it would be beneficial to the Portfolio and appropriate considering the factors of return and liquidity. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, the Portfolio will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Portfolio's management fees and other expenses with respect to assets so invested.

Temporary Investments

                  The short-term and medium-term debt securities in which the Portfolio may invest for temporary defensive purposes consist of: (a) obligations of the U.S. or foreign governments, their respective agencies or instrumentalities; (b) bank deposits or bank obligations (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

Convertible Securities


                  Convertible securities in which the Portfolio may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by the Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such securities, although Credit Suisse will consider such event in its determination of whether the Portfolio should continue to hold the securities.


Structured Securities

                  In addition to commodity-linked structured notes, discussed above, the Portfolio may purchase any other type of publicly traded or privately negotiated fixed income security, including mortgage- and asset- backed securities; other types of structured notes; bonds or debentures; and assignments of and participations in loans.

                  Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and certain foreign issuers, as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Some mortgage-backed securities, such as collateralized mortgage obligations (or "CMOs"), make payouts of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares.

                  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of 30-year fixed-rate mortgages in a stable fixed-rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Portfolio's yield.

                  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

                  Asset-Backed Securities. The Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

                  Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

                  Collateralized Mortgage Obligations. The Portfolio may purchase collateralized mortgage obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including those issued by GNMA, FNMA and FHLMC) and by private issuers. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay the debt service on the CMOs.

                  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

                  Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest only ("IO") and principal only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying Mortgage Assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying Mortgage Assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases and vice versa.

                  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

                  Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates--i.e., the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse IO class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

                  Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

                  Assignments and Participations. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the Borrower is determined by Credit Suisse to be creditworthy.


                  When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

                  There are risks involved in investing in Participations and Assignments. The Portfolio may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Participations or Assignments when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

Foreign Investments

                  Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Portfolio may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

                  Foreign Currency Exchange. Since the Portfolio may invest in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Portfolio assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Portfolio may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Transactions" and "Futures Activities" above.

                  Information. Many of the foreign securities held by the Portfolio will not be registered with, nor will the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

                  Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

                  Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

                  Increased Expenses. The operating expenses of the Portfolio, to the extent it invests in foreign securities, may be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Portfolio, such as the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by other investment companies not investing in foreign securities. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

                  Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of the country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

                  The foreign government securities in which the Portfolio may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

                  Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

                  Privatizations. The Portfolio may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

                  Brady Bonds. The Portfolio may invest in so-called "Brady Bonds." Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the OTC secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative and subject to, among other things, the risk of default.

                  Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

                  Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

                  Depository Receipts. Assets of the Portfolio may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe and IDRs, which are sometimes referred to as Global Depositary Receipts, are issued outside the U.S.. EDRs and IDRs are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed for use in European securities markets and non-U.S. securities markets, respectively. For purposes of the Portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

                  ADRs are publicly traded on exchanges or over-the-counter in the U.S. and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR.

U.S. Government Securities

                  The Portfolio may invest in Government Securities. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Portfolio may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported solely by the credit of the instrumentality or government-sponsored enterprise. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if Credit Suisse determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

Municipal Obligations

                  Under normal circumstances, the Portfolio may invest in "Municipal Obligations." Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities.

                  Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from regular federal income tax.

                  The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved.


                  There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Credit Suisse will consider such an event in determining whether the Portfolio should continue to hold the obligation. See Appendix A for further information concerning the ratings of Moody's and S&P and their significance.


                  Among other instruments, the Portfolio may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term loans. Such notes are issued with a short term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

                  Municipal Obligations are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Obligations may be materially affected.

Alternative Minimum Tax Bonds

                  The Portfolio may invest without limit in "Alternative Minimum Tax Bonds," which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate "alternative minimum tax." The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by the Portfolio may be lower than those from other Municipal Obligations acquired by the Portfolio due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Securities of Other Investment Companies

                  The Portfolio may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

Investment Grade Securities


                  The Portfolio may invest without limit in investment grade debt securities. Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, or if unrated, are determined by Credit Suisse to be of comparable quality. If a debt security receives different ratings from Moody's, S&P, or another nationally recognized statistical rating organization, Credit Suisse will treat the debt security as being rated in the highest of the rating categories. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

                  Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this Statement of Additional Information.


                  Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by the Portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Neither event will require the sale of such securities, although Credit Suisse will consider such event in its determination of whether the Portfolio should continue to hold the security. Credit Suisse may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.


Below Investment Grade Securities

                  The Portfolio may invest up to 10% of its net assets in fixed income securities rated below investment grade and as low as C by Moody's or D by S&P, and in comparable unrated securities. A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by the Adviser. Bonds rated in the fourth highest grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio's holdings of debt securities rated below investment grade (commonly referred to as "junk bonds") may be rated as low as C by Moody's or D by S&P at the time of purchase, or may be unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's comprise the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date. Bonds rated below investment grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. Any percentage limitation on the Portfolio's ability to invest in debt securities will not be applicable during periods when the Portfolio pursues a temporary defensive strategy as discussed below.

                  An economic recession could disrupt severely the market for below investment grade securities and may adversely affect the value of below investment grade securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

                  The Portfolio may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, the Portfolio anticipates that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio and calculating its net asset value.


                  Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of such securities by the Portfolio, although Credit Suisse will consider such event in its determination of whether the Portfolio should continue to hold the securities.


                  Securities rated below investment grade and comparable unrated securities: (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

                  The market value of securities in medium- and lower-rated categories is also more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact the Portfolio's net asset value. The Portfolio will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer. In this evaluation, in addition to relying on ratings assigned by Moody's or S&P, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

Emerging Markets

                  The Portfolio may invest up to 5% of its total assets in securities of issuers located in "emerging markets" (less developed countries located outside of the U.S.). Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities generally, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investments include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Lending Portfolio Securities

                  The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Portfolio's Board. These loans, if and when made, may not exceed 33 1/3% of the Portfolio's total assets taken at value (including the loan collateral). Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

                  By lending its securities, the Portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The Portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Portfolio must be able to terminate the loan at any time;
(iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board of the Portfolio must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of underlying securities. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.


                  The Portfolio and Credit Suisse have received an order of exemption (the "Order") from the SEC to permit certain affiliates of Credit Suisse to act as lending agent for the Portfolio, to permit securities loans to broker-dealer affiliates of Credit Suisse, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by Credit Suisse ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by Credit Suisse or any of its affiliates. These conditions include percentage limitations on the amount of the Portfolio's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that the Portfolio will invest in the Investment Funds at the same price as each other fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.


Repurchase Agreements


                  The Portfolio may invest up to 20% of its total assets in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert this right. Credit Suisse monitors the creditworthiness of those bank and non-bank dealers with which the Portfolio enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.


Reverse Repurchase Agreements and Dollar Rolls

                  The Portfolio may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

                  The Portfolio also may enter into "dollar rolls," in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forgo principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Portfolio enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained. Reverse repurchase agreements and dollar rolls that are accounted for as financings are considered to be borrowings under the 1940 Act.

                  Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Zero Coupon Securities

                  The Portfolio may invest without limit in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Portfolio must pay each year and, in order to generate cash necessary to pay such dividends, the Portfolio may liquidate portfolio securities at a time when it would not otherwise have done so. See "Additional Information Concerning Taxes." At present, the U.S. Treasury and certain U.S. agencies issue stripped Government Securities. In addition, a number of banks and brokerage firms have separated the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments.

Government Zero Coupon Securities

                  The Portfolio may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as "Government zero coupon securities").

Short Sales

                  In a short sale, the Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Portfolio engages in a short sale, the collateral for the short position will be maintained by the

Portfolio's custodian or qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in value to the securities sold short.

                  If the Portfolio effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Portfolio may effect short sales.

Short Sales "Against the Box"

                  A short sale is "against the box" to the extent that the Portfolio contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of the Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Portfolio does not intend to engage in short sales against the box for investment purposes. The Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security). In such case, any future losses in the Portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

                  See "Additional Information Concerning Taxes" for a discussion of the tax consequences to the Portfolio of effecting short sales against the box.

Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers

                  Investing in securities of companies with continuous operations of less than three years ("unseasoned issuers") may involve greater risks since these securities may have limited marketability and, thus, may be more volatile than securities of larger, more established companies or the market in general. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Portfolio to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

                  Although investing in securities of unseasoned issuers offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Portfolio may involve a greater degree of risk than an investment in other mutual funds that seek total return by investing in more established, larger companies.

"Special Situation" Companies


                  "Special situation companies" are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Credit Suisse believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Portfolio may achieve total return. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.


Variable and Floating Rate Securities and Master Demand Notes

                  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

                  The Portfolio may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, the Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

                  The Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

                  Variable rate demand notes ("VRDNs") are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

                  Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury Bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default.

Event-Linked Bonds

                  The Portfolio may invest in "event-linked bonds." Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Portfolio may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

                  Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the Portfolio.

Delayed Funding Loans and Revolving Credit Facilities

                  The Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by Credit Suisse in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.


                  The Portfolio may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of other portfolio investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolio currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets by the Portfolio.

When-Issued Securities and Delayed-Delivery Transactions


                  The Portfolio may utilize its assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if Credit Suisse deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.


                  When the Portfolio agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

To-Be-Announced Mortgage-Backed Securities

                  As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a "TBA") at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Portfolio agrees to accept any mortgage-backed security that meets specified terms. Thus, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio. For a further description of mortgage-backed securities, see "Structured Securities--Mortgage-Backed Securities" above.

Stand-By Commitment Agreements

                  The Portfolio may invest in "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Portfolio's option specified securities at a specified price. The Portfolio's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Portfolio may also be referred to as "put" options. A stand-by commitment is not transferable by the Portfolio, although the Portfolio can sell the underlying securities to a third party at any time.


                  The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Portfolio will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of Credit Suisse, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Credit Suisse will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Portfolio acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.


                  The amount payable to the Portfolio upon its exercise of a stand-by commitment is normally (i) the Portfolio's acquisition cost of the securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

                  The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio's portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

                  The Portfolio would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Portfolio would be valued at zero in determining net asset value. Where the Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio.

                  The Portfolio will at all times maintain a segregated account with its custodian consisting of cash or liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

                  The Internal Revenue Service ("IRS") has issued a revenue ruling to the effect that a registered investment company will be treated for federal income tax purposes as the owner of the Municipal Obligations acquired subject to a stand-by commitment and the interest on the Municipal Obligations will be tax-exempt to the Portfolio.

REITs

                  The Portfolio may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. When the Portfolio invests in a REIT, it will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Portfolio.

                  Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

Warrants

                  The Portfolio may utilize up to 10% of its net assets to purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is outstanding at the time the warrant is issued or is issued together with the warrant.

                  Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights, except for the right to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities

                  The Portfolio may invest up to 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, VRDNs and master demand notes providing for settlement upon more than seven days notice by the Portfolio, and time deposits maturing in more than seven calendar days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The Portfolio's investment in illiquid securities is subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.


                  Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Credit Suisse anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD Inc.

                  An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, Credit Suisse may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to Credit Suisse the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.


Borrowing

                  The Portfolio may borrow up to 33 1/3% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the

Portfolio's net assets. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. The Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Non-Diversified Status

                  The Portfolio is classified as non-diversified within the meaning of the 1940 Act, which means that it is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. As a non-diversified investment company, the Portfolio may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that the Portfolio assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

                  The Portfolio's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. See "Additional Information Concerning Taxes." To qualify, the Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer.

The Dow Jones-AIG Commodity Index.


                  After June 30, 2006, the portfolio intends to gain exposure to commodities markets primarily by investing in structured notes where the principal and/or coupon payments are linked to the Dow Jones-AIG Commodity Index. Prior to that date, the portfolio intends to gain exposure to the commodities markets primarily by investing in swap agreements whose value depends on the Dow Jones-AIG Commodity Index, as well as structured notes. structured notes on the Index. The Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. Unlike equities, which entitle the holder to a continuing stake in a corporation, commodity futures contracts specify a delivery date for the underlying physical commodity. In order to avoid delivery and maintain a long futures position, nearby contracts must be sold and contracts that have not yet reached the delivery period must be purchased. This process is known as "rolling" a futures position, and the Index is a "rolling index."


                  The Index is designed to be a liquid benchmark for commodity investment, and is weighted using dollar-adjusted liquidity and production data. The Index relies on data that is internal to the futures markets (liquidity) and external to the futures markets (production) in determining relative weightings. To determine its component weightings, the Index relies primarily on liquidity data, or the relative amount of trading activity of a particular commodity. Liquidity is an important indicator of the value placed on a commodity by financial and physical market participants. The Index also relies to a lesser extent on dollar-adjusted production data.

Production data, although a useful measure of economic importance, may underestimate the economic significance of storable commodities (e.g., gold) at the expense of relatively non-storable commodities (e.g., live cattle). Production data alone also may underestimate the investment value that financial market participants place on certain commodities. All data used in both the liquidity and production calculations is averaged over a five-year period.

                  The Index is designed to provide diversified exposure to commodities as an asset class, rather than being driven by micro-economic events affecting one commodity market or sector; this approach may provide relatively low levels of volatility, although this cannot be guaranteed.

                  To ensure that no single commodity or commodity sector dominates the Index, the Index relies on several diversification rules. Among these rules are the following:

                  o No related group of commodities (e.g., energy, precious metals, livestock and grains) may constitute more than 33% of the Index.

                  o No single commodity may constitute less than 2% of the Index.

                  These diversification rules are applied annually to the Index, when the Index is reweighted and rebalanced on a price-percentage basis. Reweighting means that, in general, the Index may reallocate out of commodities that have appreciated in value and into commodities that have underperformed.

                  The Portfolio is not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. ("Dow Jones"), American International Group, Inc. ("American International Group"), AIG International Inc. ("AIGI") or any of their subsidiaries or affiliates. None of Dow Jones, American International Group, AIGI or any of their subsidiaries or affiliates makes any representation or warranty, express or implied, to the owners of or investors in the Portfolio or any member of the public regarding the advisability of investing in securities or commodities generally or in the Portfolio particularly.

INDEX PERFORMANCE

                  The tables below provide an indication of the potential risks of investing in the Portfolio. Both tables compare the performance of the Index to the S&P 500 Index, a broad based securities index. The first table shows performance over a one-year, three-year, five-year and 10-year period. The second table shows performance each year for the past ten years. Both tables serve to illustrate that the Index and the S&P 500 Index may, at times, move in tandem with each other, and that the Index can experience substantial volatility from year to year.


                 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
                     1 YEAR         3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
Dow Jones AIG        21.36%          17.97%           10.72%             9.00%
--------------------------------------------------------------------------------
S&P 500               4.91%          14.39%            0.54%             9.07%
--------------------------------------------------------------------------------

               ANNUAL TOTAL RETURN FOR PERIODS ENDING DECEMBER 31

--------------------------------------------------------------------------------
          YEAR                 DOW JONES AIG                S&P 500(1)
--------------------------------------------------------------------------------

          2005                    21.36%                       4.91%

--------------------------------------------------------------------------------
          2004                     9.15%                      10.88%
--------------------------------------------------------------------------------
          2003                    23.93%                      28.69%
--------------------------------------------------------------------------------
          2002                    25.91%                     -22.10%
--------------------------------------------------------------------------------
          2001                   -19.51%                     -11.88%
--------------------------------------------------------------------------------
          2000                    31.84%                      -9.11%
--------------------------------------------------------------------------------
          1999                    24.35%                      21.01%
--------------------------------------------------------------------------------
          1998                   -27.03%                      28.75%
--------------------------------------------------------------------------------
          1997                    -3.39%                      33.23%
--------------------------------------------------------------------------------
          1996                    23.17%                      23.07%
--------------------------------------------------------------------------------
          1995                    15.21%                      37.48%
--------------------------------------------------------------------------------


                            INVESTMENT RESTRICTIONS

                  The investment limitations numbered 1 through 7 may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 8 through 10 may be changed by a vote of the Board at any time.

                  The Portfolio may not:

                  1. Borrow money except to the extent permitted under the 1940 Act.

                  2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that (a) there shall be no limit on the purchase of U.S. government securities; (b) 25% or more of the Portfolio's assets may be indirectly exposed to industries in commodity sectors of an index; and (c) the Portfolio


-------------------
(1)  Based on total return and dividend reinvestment.

may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries).

                  3. Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

                  4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

                  5. Purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

                  6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Portfolio from purchasing or selling commodity-linked derivative instruments, including but not limited to swap agreements and commodity-linked structured notes, options and futures contracts with respect to indices or individual commodities, or from investing in securities or other instruments backed by physical commodities or by indices.

                  7. Issue any senior security except as permitted in these Investment Restrictions.

                  8. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, options on futures contracts, swaps and other derivative instruments.

                  9. Invest more than 15% of the value of the Portfolio's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days, (b) VRDNs and master demand notes providing for settlement upon more than seven days notice by the Portfolio and
(c) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

                  10. Make additional investments (including roll-overs) if the Portfolio's borrowings exceed 5% of its net assets.

                  If a percentage restriction (other than the percentage limitation set forth in No. 1 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.

                               PORTFOLIO VALUATION

                  The following is a description of the procedures used by the Portfolio in valuing its assets.

                  Equity securities listed on an exchange or traded in an OTC market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.

                  Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.


                  Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.


                  If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

                  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.


                  Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchange.

                  Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to the Portfolio). If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to the Portfolio). If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to the Portfolio).


                  Securities, options, futures contracts and other assets that cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.


                  Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days that are not business days in New York and days on which the Portfolio's net asset value is not calculated. As a result, calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board.

                             PORTFOLIO TRANSACTIONS


                  Credit Suisse is responsible for establishing, reviewing and, where necessary, modifying the Portfolio's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or OTC, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Portfolio to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked prices, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. government securities.

                  Credit Suisse will select specific portfolio investments and effect transactions for the Portfolio. In selecting broker-dealers, Credit Suisse does business exclusively with those broker-dealers that, in Credit Suisse's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, Credit Suisse will pay no more for execution and research services than it considers either, or both together, to be worth. The value of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The value of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet Credit Suisse's standards may be higher than for execution services alone or for services that fall below Credit Suisse's standards. Credit Suisse believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur. Further, Credit Suisse will receive only brokerage or research services in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques, securities ranking services and general research services.


                  All orders for transactions in securities or options on behalf of the Portfolio are placed by Credit Suisse with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group. The Portfolio may utilize CSAMSI, the Portfolio's distributor and an affiliate of Credit Suisse, or affiliates of Credit Suisse Group in connection with a purchase or sale of securities when Credit Suisse believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

                  Investment decisions for the Portfolio concerning specific portfolio securities are made independently from those for other clients advised by Credit Suisse. Such other investment clients may invest in the same securities as the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount in a manner which Credit Suisse believes to be equitable to each client, including the Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or sold for the Portfolio. To the extent permitted by law, Credit Suisse may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  In no instance will portfolio securities be purchased from or sold to Credit Suisse, CSAMSI, Credit Suisse First Boston ("CSFB") or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, the Portfolio will not give preference to any institutions with whom the Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                  Transactions for the Portfolio may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Portfolio will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.


                  The Portfolio may participate, if and when practicable, in bidding for the purchase of securities for the Portfolio's assets directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Portfolio will engage in this practice, however, only when Credit Suisse, in its sole discretion, believes such practice to be otherwise in the Portfolio's interest.


                               PORTFOLIO TURNOVER

                  The Portfolio does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Portfolio deems it desirable to sell or purchase securities. The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

                  Certain practices that may be employed by the Portfolio could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short term, the Portfolio will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's security instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Portfolio may be higher than mutual funds having similar objectives that do not utilize these strategies.

                  It is not possible to predict the Portfolio's portfolio turnover rates. High portfolio turnover rates (100% or more) may result in dealer markups or underwriting commissions as well as other transaction costs, including correspondingly higher brokerage commissions.

                             MANAGEMENT OF THE TRUST

                  The business and affairs of the Trust are managed by the Board in accordance with the laws of The Commonwealth of Massachusetts. The Board elects officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board approves all significant agreements between the Trust on behalf of the

Portfolio and the companies that furnish services to the Portfolio, including agreements with the Portfolio's investment adviser, custodian and transfer agent.

The names and birth dates of the Trust's Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------
                                                                                                  NUMBER OF
                                                    TERM OF                                       PORTFOLIOS
                                                    OFFICE(2)                                     IN FUND
                                    POSITION(S)     AND LENGTH                                    COMPLEX
                                    HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH     TRUST           SERVED       PAST FIVE YEARS                  BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------

INDEPENDENT TRUSTEES
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------
Enrique R. Arzac                    Trustee,        Since 2005   Professor of Finance and             47       Director of The
c/o Credit Suisse Asset             Nominating                   Economics, Graduate School of                 Adams Express
Attn: General Counsel               Committee                    Business, Columbia University                 Company (a
Management, LLC                     Member and                   since 1971                                    closed-end
466 Lexington Avenue                Audit Committee                                                            investment
New York, New York 10017-3140       Chairman                                                                   company);
Date of Birth: 10/02/41                                                                                        Director of
                                                                                                               Petroleum and
                                                                                                               Resources
                                                                                                               Corporation (a
                                                                                                               closed-end
                                                                                                               investment
                                                                                                               company)
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------
Richard H. Francis                  Trustee,        Since 1999   Currently retired                    41       None
c/o Credit Suisse Asset             Nominating
Management, LLC                     and Audit
Attn: General Counsel
466 Lexington Avenue                Committee
New York, New York 10017-3140       Member
Date of Birth:  04/23/32
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------

Jeffrey E. Garten                   Trustee,        Since 1998   The Juan Trippe Professor in the     40       Director of
Box 208200                          Nominating                   Practice of International                     Aetna, Inc.
New Haven, Connecticut  06520-8200  and Audit                    Trade, Finance and Business                   (insurance
Date of Birth:  10/29/46            Committee                    from July 2005 to present;                    company);
                                    Member                       Partner and Chairman of                       Director of
                                                                 Garten Rothkopf (consulting firm)             CarMax Group
                                                                 from October 2005 to present;                 (used car
                                                                 Dean of Yale School of                        dealers)
                                                                 Management from November 1995
                                                                 to June 2005
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------



-------------------
(2)  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                       51

----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------
                                                                                                  NUMBER OF
                                                    TERM OF                                       PORTFOLIOS
                                                    OFFICE(2)                                     IN FUND
                                    POSITION(S)     AND LENGTH                                    COMPLEX
                                    HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH     TRUST           SERVED       PAST FIVE YEARS                  BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------

Peter F. Krogh                      Trustee,        Since 2001   Dean Emeritus and                    40       Director of
301 ICC                             Nominating                   Distinguished Professor of                    Carlisle
Georgetown University               and Audit                    International Affairs at the                  Companies
Washington, DC 20057                Committee                    Edmund A. Walsh School of                     Incorporated
Date of Birth:  02/11/37            Member                       Foreign Service, Georgetown                   (diversified
                                                                 University from June 1995 to                  manufacturing
                                                                 present                                       company)
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------
James S. Pasman, Jr.                Trustee,        Since 1999   Currently retired                    42       Director of
c/o Credit Suisse Asset             Nominating                                                                 Education
Management, LLC                     and Audit                                                                  Management Corp.
Attn: General Counsel               Committee
466 Lexington Avenue                Member
New York, New York 10017-3140
Date of Birth:  12/20/30
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------
Steven N. Rappaport                 Chairman of     Trustee      Partner of Lehigh Court, LLC         46       Director of
Lehigh Court, LLC                   the Board       since 1999   and RZ Capital (private                       Presstek, Inc.
40 East 52nd Street,                of Trustees,    and          investment firms) from July                   (digital imaging
New York, New York 10022            Nominating      Chairman     2002 to present; Transition                   technologies
Date of Birth:  07/10/48            Committee       since        Adviser to SunGard Securities                 company);
                                    Chairman and    2005         Finance, Inc. from February                   Director of Wood
                                    Audit                        2002 to July 2002; President                  Resources, LLC
                                    Committee                    of SunGard Securities Finance,                (plywood
                                    Member                       Inc. from 2001 to February                    manufacturing
                                                                 2002; President of Loanet,                    company)
                                                                 Inc. (on-line accounting
                                                                 service) from 1997 to 2001
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------
INTERESTED TRUSTEE
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------

Michael E. Kenneally(3)(4)          Trustee         Since 2004   Chairman and Global Chief            40       None
Credit Suisse Asset Management,                                  Executive Officer of Credit
LLC                                                              Suisse from 2003 to July 2005;
466 Lexington Avenue                                             Chairman and Chief Investment
New York, New York 10017-3140                                    Officer of Banc of America Capital
Date of Birth:  03/30/54                                         Management from 1998 to March
                                                                 2003
----------------------------------- --------------- ------------ -------------------------------- ------------ ------------------


-------------------
(3) Mr. Kenneally is an "interested person" of the Trust, as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

(4) Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and president of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

------------------------------------------- ------------------- --------------------- --------------------------------------------
                                                                   TERM OF OFFICE
                                              POSITION(S) HELD   AND LENGTH OF TIME        PRINCIPAL OCCUPATION(S) DURING PAST
NAME, ADDRESS AND DATE OF BIRTH                  WITH FUND              SERVED                         FIVE YEARS
------------------------------------------- ------------------- --------------------- --------------------------------------------

OFFICERS
------------------------------------------- ------------------- --------------------- --------------------------------------------
Steven Plump                                President and       Since 2005            Managing Director; Associated with Credit
Credit Suisse Asset Management, LLC         Chief Executive                           Suisse or its predecessor since 1995;
466 Lexington Avenue                        Officer                                   Officer of other Credit Suisse Funds
New York, New York 10017-3140
Date of Birth:  02/8/59
------------------------------------------- ------------------- --------------------- --------------------------------------------
Michael A. Pignataro                        Chief Financial     Since 1999            Director and Director of Fund Administration
Credit Suisse Asset Management, LLC         Officer and                               of Credit Suisse; Associated with Credit
466 Lexington Avenue                        Treasurer                                 Suisse or its predecessor since 1984; Officer
New York, New York 10017-3140                                                          of other Credit Suisse Funds
Date of Birth:  11/15/59
------------------------------------------- ------------------- --------------------- --------------------------------------------
Emidio Morizio                              Chief Compliance    Since 2004            Director and Global Head of Compliance of
Credit Suisse Asset                         Officer                                   Credit Suisse; Associated with Credit Suisse
  Management, LLC                                                                     since July 2000; Vice President and Director
466 Lexington Avenue                                                                  of Compliance of Forstmann-Leff Associates
New York, New York 10017-3140                                                         from 1998 to June 2000; Officer of other
Date of Birth:  09/21/66                                                              Credit Suisse Funds
------------------------------------------- ------------------- --------------------- --------------------------------------------
Ajay Mehra                                  Chief Legal         Since 2004            Director and Head of Legal Americas
Credit Suisse Asset                         Officer                                   Traditional Asset Management of
  Management, LLC                                                                     Credit Suisse since September 2004; Senior
466 Lexington Avenue                                                                  Associate of Shearman & Sterling LLP from
New York, New York 10017-3140                                                         September 2000 to September 2004; Senior
Date of Birth:  08/14/70                                                              Counsel of the SEC Division of Investment
                                                                                      Management from June 1997 to September
                                                                                      2000; Officer of other Credit Suisse Funds
------------------------------------------- ------------------- --------------------- --------------------------------------------
J. Kevin Gao                                Vice President      Since 2004            Director and Associate General Counsel of
Credit Suisse Asset Management, LLC         and Secretary                             Credit Suisse; Associated with Credit Suisse
466 Lexington Avenue                                                                  since July 2003; Associates with the law firm
New York, New York 10017-3140                                                         of Willkie Farr & Gallagher LLP from 1998 to
Date of Birth:  10/13/67                                                              2003; Officer of other Credit Suisse Funds
------------------------------------------- ------------------- --------------------- --------------------------------------------
Robert M. Rizza                             Assistant           Since 2002            Vice President of Credit Suisse; Associated
Credit Suisse Asset Management, LLC         Treasurer                                 with Credit Suisse or its predecessor firm
466 Lexington Avenue                                                                  since 1998; Officer of other Credit Suisse
New York, New York 10017-3140                                                         Funds
Date of Birth:  12/09/65

------------------------------------------- ------------------- --------------------- --------------------------------------------


Ownership in Securities of the Trust and Fund Complex


As reported to the Trust, the information in the following table reflects beneficial ownership by the Trustees of certain securities as of December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
Name of Trustee                          Dollar Range of Equity Securities in   Aggregate Dollar Range of Equity
                                         the Trust                              Securities in all Registered
                                                                                Investment Companies Overseen by
                                                                                Trustee in Family of Investment
                                                                                Companies*(4)
---------------------------------------- -------------------------------------- --------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------- -------------------------------------- --------------------------------------
Enrique R. Arzac                                  A                                      E
---------------------------------------- -------------------------------------- --------------------------------------
Richard H. Francis                                A                                      E
---------------------------------------- -------------------------------------- --------------------------------------

Jeffrey E. Garten                                 A                                      B
---------------------------------------- -------------------------------------- --------------------------------------
Peter F. Krogh                                    A                                      D
---------------------------------------- -------------------------------------- --------------------------------------

James S. Pasman, Jr.                              A                                      D
---------------------------------------- -------------------------------------- --------------------------------------
Steven N. Rappaport                               A                                      D
---------------------------------------- -------------------------------------- --------------------------------------
INTERESTED TRUSTEE
---------------------------------------- -------------------------------------- --------------------------------------
Michael E. Kenneally                              A                                      E
---------------------------------------- -------------------------------------- --------------------------------------


                  As of January 31, 2006, Trustees and officers as a group owned of record less than 1% of the Portfolio's outstanding shares.

                  No employee of Credit Suisse, CSAMSI, State Street Bank and Trust Company ("State Street"), the Trust's co-administrator, or any of their affiliates receives any compensation from the Trust for acting as an officer or Trustee of the Trust. For each fund in the Credit Suisse family of funds, each Trustee who is not a director, trustee, officer or employee of Credit Suisse, CSAMSI, State Street or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as Trustee, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives a meeting fee of $250, and the Chairman of the Audit Committee receives a meeting fee of $325, for serving on the Audit Committee.



-------------------
*    Key to Dollar Ranges:
     A.     None
     B.     $1 - $10,000
     C.     $10,001 - $50,000
     D.     $50,001 - $100,000
     E.     Over $100,000

(4) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

                  The Trust's Board has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee are all the Trustees who are not "interested persons" of the Trust and the Portfolio as defined in the 1940 Act ("Independent Trustees"), namely Messrs. Arzac, Francis, Garten, Krogh, Pasman and Rappaport.



                  In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Trust's financial statements, the independent registered public accounting firm's qualifications and independence, the Trust's compliance with legal and regulatory requirements and the performance of the Trust's independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the Trust's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Trust's financial statements, the quality and objectivity of the Trust's financial statements, the Trust's accounting and financial reporting policies and its internal controls;
(d) determine the selection, appointment, retention and termination of the Trust's independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Trust and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The Audit Committee met six times during the fiscal year ended December 31, 2005.


                  In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Trust's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively. The Nominating Committee met four times during the fiscal year ended December 31, 2005.


                  The Nominating Committee will consider for nomination to the Board candidates submitted by the Trust's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Trust's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Trust that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Trust (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Nominating Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the 1934 Act. If the Trust is holding a shareholder meeting, any such submission, in order to be included in the Trust's proxy statement, should be made no later than the 120th calendar day before the date the Trust's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Trust has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Trust begins to print and mail its proxy statement.

Compensation


                  As the Portfolio has only recently commenced operations, no financial information is available as of the date of this Statement of Additional Information. The following chart represents an estimate of the future payments that would be made.

                                           Total Compensation      Total Number
                                                  from             of Portfolios
                             Total            all Investment         for Which
                          Compensation          Companies         Trustee Serves
                            from the           in the Fund          Within Fund
     Name of Trustee       Portfolio              Complex              Complex
Enrique R. Arzac             $305.56             $80,500                47
Richard H. Francis           $305.56             $74,625                41
Jeffrey E. Garten            $305.56             $62,125                40
Peter F. Krogh               $305.56             $67,625                40
James S. Pasman, Jr.         $305.56            $102,625                42
Steven N. Rappaport          $338.59             $90,025                46
Michael E. Kenneally         $194.00             $57,750                40
--------------------------

                  Mr. Rappaport has informed the Trust that his former employer, Loanet, Inc. ("Loanet"), had performed loan processing services for various Credit Suisse Group entities (not including Credit Suisse). He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively. Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet. Another investor in Loanet owned an approximately 67% interest and was in control of Loanet until May 31, 2001. On May 31, 2001, Loanet was sold to SunGard Data Systems, Inc. ("SunGard"). Mr. Rappaport sold his shares to SunGard, but remained President of Loanet until December 31, 2001. Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.


Proxy Voting Policy


                  The Portfolio has adopted Credit Suisse's Proxy Voting Policy and Procedures as its proxy voting policies. The Proxy Voting Policy and Procedures appear as Appendix B to this SAI. The Portfolio files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. The Portfolio's Form N-PX is available
(1) without charge and upon request by calling the Portfolio toll-free at 1-800-927-2874 or through Credit Suisse's website, www.credit-suisse.com/us and
(2) on the SEC's website at www.sec.gov.


Disclosure of Portfolio Holdings

                  The Portfolio's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is the Portfolio's policy that no current or potential investor (or its representative) (collectively, the

"Investors") will be provided information on the Portfolio's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. The Portfolio's policies apply to all of the Portfolio's service providers that, in the ordinary course of their activities, come into possession of information about the Portfolio's portfolio holdings.

                  The Portfolio's policies and procedures provide that information regarding the Portfolio's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Portfolio's policies and procedures when the disclosure of such information is considered by the Portfolio's officers to be consistent with the interests of Portfolio shareholders. In the event of a conflict of interest between the Portfolio, on the one hand, and a service provider or its affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Portfolio's officers will seek to resolve any conflict of interest in favor of the Portfolio's interests. In the event that the Portfolio's officer is unable to resolve such conflict, the matter will be referred to the Portfolio's Audit Committee for resolution.

                  The Portfolio's policies further provide that in some instances, it may be appropriate for the Portfolio to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Portfolio's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Portfolio shares based on the information.

                  Neither the Portfolio, the Adviser, officers of the Portfolio nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, the Portfolio reserves the right to charge a nominal processing fee, payable to the Portfolio, to nonshareholders requesting Portfolio-Related Information. This fee is designed to offset the Portfolio's costs in disseminating data regarding such information. All Portfolio-Related Information will be based on information provided by State Street, as the Portfolio's co-administrator/accounting agent.


                  Disclosure of Portfolio-Related Information may be authorized only by executive officers of the Portfolio, Credit Suisse and CSAMSI. The Portfolio's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

                  The Portfolio provides a full list of its holdings as of the end of each calendar month on its website, www.credit-suisse.com/us, approximately 10 business days after the end of each month. The list of holdings as of the end of each calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

                  The Portfolio and Credit Suisse have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Portfolio that require access to this information to perform their duties to the Portfolio. Set forth below is a list, as of January 1, 2006, of those parties with which Credit Suisse, on behalf of the Portfolio, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.


---------------------------------------- -------------------- ------------------------------
Recipient                                Frequency            Delay before dissemination
---------------------------------------- -------------------- ------------------------------
State Street (custodian, accounting      Daily                None
agent, co-administrator and securities
lending agent)
---------------------------------------- -------------------- ------------------------------
Institutional Shareholder Services       As necessary         None
(proxy voting service and filing of
class action claims)
---------------------------------------- -------------------- ------------------------------
Interactive Data Corp. (pricing          Daily                None
service)
---------------------------------------- -------------------- ------------------------------
Boston Financial Data Services, Inc.     As necessary         None
("BFDS") (transfer agent)
---------------------------------------- -------------------- ------------------------------


                  In addition, Portfolio-Related Information may be provided as part of the Portfolio's ongoing operations to: the Portfolio's Board; PricewaterhouseCoopers LLP, its independent registered public accounting firm; Willkie Farr & Gallagher LLP, counsel to the Portfolio; Drinker Biddle & Reath LLP, counsel to the Portfolio's Independent Trustees; broker-dealers in connection with the purchase or sale of Portfolio securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which the Portfolio provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Portfolio, are required to maintain the confidentiality of the information disclosed.

                  On an ongoing basis, the Portfolio may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Portfolio and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by Credit Suisse; and consultants for investors that invest in funds advised by Credit Suisse, provided in each case that the Portfolio has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

----------------------------- -------------- -----------------------------------
Recipient                     Frequency      Delay before dissemination
----------------------------- -------------- -----------------------------------
Lipper                        Monthly        5th business day of following month
----------------------------- -------------- -----------------------------------
S&P                           Monthly        2nd business day of following month
----------------------------- -------------- -----------------------------------
Thomson Financial/Vestek      Quarterly      5th business day of following month
----------------------------- -------------- -----------------------------------


                  The Portfolio may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Portfolio.

                  The ability of the Portfolio, the Adviser and CSAMSI, as the co-administrator of the Portfolio, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that the Portfolio's policies on disclosure of Portfolio-Related Information will protect the Portfolio from the potential misuse of that information by individuals or firms in possession of that information.

Investment Advisory Agreement



                  Credit Suisse, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to the Portfolio pursuant to a written investment advisory agreement between Credit Suisse and the Portfolio (the "Advisory Agreement"). Credit Suisse is the institutional and mutual fund asset management arm of CSFB, part of the Credit Suisse Group, one of the world's largest financial organizations with approximately $1,089.4 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and high net worth clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, alternative assets, financial advisory services, investment research and asset management. CSFB operates in more than 69 locations across more than 33 countries on five continents. As of September 30, 2005, the asset management business of Credit Suisse employed 1,931 people worldwide and had global assets under management of approximately $337.3 billion, with $23.3 billion in assets under management in the U.S. The principal business address of Credit Suisse Group is Paradeplatz 8, CH8070, Zurich, Switzerland.

                  The Advisory Agreement between the Portfolio and Credit Suisse has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Board or by a majority of the Portfolio's outstanding voting securities, as defined in the 1940 Act.

                  Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, Credit Suisse is responsible for managing the Portfolio in accordance with the Portfolio's stated investment objective and policies. Credit Suisse is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Portfolio's assets. In addition to expenses that Credit Suisse may incur in performing its services under the Advisory Agreement, Credit Suisse pays the compensation, fees and related expenses of all Trustees who are affiliated persons of Credit Suisse or any of its subsidiaries.

                  The Portfolio bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors, or employees of Credit Suisse or affiliates of any of them; fees of any pricing service employed to value shares of the Portfolio; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Portfolio's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Portfolio's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Portfolio and of the officers or Board of the Trust; and any extraordinary expenses.

                  The Portfolio bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Portfolio. General expenses of the Portfolio not readily identifiable as belonging to a particular Portfolio are allocated among all Portfolio by or under the direction of the Trust's Board in such manner as the Board determines to be fair and accurate.

                  Each Advisory Agreement provides that Credit Suisse shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Agreement relates, except that Credit Suisse shall be liable for a loss resulting from a breach of fiduciary duty by Credit Suisse with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect Credit Suisse against any liability to the Portfolio or to shareholders of the Portfolio to which Credit Suisse would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of Credit Suisse's reckless disregard of its obligations and duties under the Advisory Agreement.

                  The Portfolio or Credit Suisse may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                  For the services provided by Credit Suisse, the Portfolio pays Credit Suisse a fee calculated daily and paid monthly calculated at an annual rate of 0.50% of the Portfolio's average daily net assets (before any voluntary waivers or reimbursements). Credit Suisse may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Portfolio.

Portfolio Managers

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed

         As reported to the Fund, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager and the total assets managed within each category as of December 31, 2005.



                 ------------------------------------ ------------------------------------- ---------------------------------------
                      Registered Investment                 Other Pooled Investment
                           Companies                               Vehicles                            Other Accounts
---------------- -------------- --------------------- --------------- --------------------- --------------- -----------------------
Name             Number of      Total Assets          Number of       Total Assets          Number of       Total Assets
                 Accounts                             Accounts                              Accounts
---------------- -------------- --------------------- --------------- --------------------- --------------- -----------------------
Nelson Louie           1             16,780,474             6              205,876,465             4               276,517,595
                                     ----------                            -----------
---------------- -------------- --------------------- --------------- --------------------- ---------------- ----------------------
Kam Poon               2             61,652,686             0               53,457,232             8             2,398,618,727
                                     ----------                             ----------
---------------- -------------- --------------------- --------------- --------------------- ---------------- ----------------------
Andrew Lenskold        3          1,162,922,743             0              338,679,554            23             2,284,372,071
                                  -------------                            -----------
---------------- -------------- --------------------- --------------- --------------------- ---------------- ----------------------
Christopher Burton     1             16,780,474             6              205,876,465                 4           276,517,595
                                     ----------                            -----------
---------------- -------------- --------------------- --------------- --------------------- ---------------- ----------------------


No advisory fee is paid based on performance for any of the accounts listed above.

Ownership in Securities of the Fund

         As reported to the Fund, as of January 31, 2006, Messrs. Louie, Burton, Lenskold and Poon have no beneficial ownership in the Fund.

         The portfolio managers have no direct investments in the Trust because Portfolio shares cannot be purchased directly but are only available through variable life and annuity contracts or through certain qualified employee benefit plans.


Portfolio Managers' Compensation

         Credit Suisse's compensation to the portfolio managers of the Fund includes both a fixed base salary component and bonus component. The discretionary bonus for each portfolio manager is not tied by formula to the performance of any fund or account. The factors taken into account in determining a portfolio manager's bonus include the Fund's performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

         A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.


         Like all employees of Credit Suisse, portfolio managers participate in Credit Suisse's profit sharing and 401(k) plans.

                  Potential Conflicts of Interest


                  It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Portfolio's investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts they advise. In addition due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Portfolio. Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.

                  If Credit Suisse believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Credit Suisse may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event Credit Suisse aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with Credit Suisse's fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by Credit Suisse's affiliates and accounts in which Credit Suisse's officers, directors, agents, employees or affiliates own interests. Applicant may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.

Board Approval of Advisory Agreement

                  In approving the Advisory Agreement, the Board, including the Independent Trustees, considered the following factors with respect to the
Portfolio:

                  Investment Advisory Fee Rate


                  The Board reviewed and considered the contractual advisory fee rates of 0.50% paid by the Portfolio (the "Contractual Advisory Fee"), to Credit Suisse in light of the extent and quality of the advisory services provided by Credit Suisse. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements proposed for the Portfolio and considered the actual fee rates after taking waivers and reimbursements into account of 0.0% (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.


                  Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and Net Advisory Fee and the Portfolio's expected overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by Lipper Inc., an independent provider of investment company data.

                  Nature, Extent and Quality of the Services to be provided under the Advisory Agreement


                  The Board received and considered information regarding the nature, extent and quality of services to be provided to the Portfolio by Credit Suisse under the Advisory Agreement, including a presentation made by Credit Suisse on the Portfolio's proposed investment processes. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention expected to be given to the Portfolio by, senior personnel of Credit Suisse.

In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the proposed portfolio managers for the Portfolio and the extent of the resources expected to be devoted to research and analysis of actual and potential investments. The Board noted that the proposed portfolio managers had experience investing in commodity-linked derivatives backed by fixed-income securities. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.


                  Peer Group and Universe Performance

                  The Board received and considered the performance of the Peer Group and the Universe for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

                  The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks.


                  Credit Suisse Profitability

                  The Board received and considered a profitability analysis of Credit Suisse based on the fees to be paid under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.


                  Economies of Scale

                  The Board considered whether economies of scale in the provision of services to the Portfolio were expected to be passed along to shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.


                  Other Benefits to Credit Suisse

                  The Board considered other benefits received by Credit Suisse and its affiliates as a result of Credit Suisse's relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).


                  The Board considered the standards expected to be applied in seeking best execution, whether and to what extent soft dollar credits will be sought and how any such credits will be utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed

Credit Suisse's method for allocating portfolio investment opportunities among the Portfolio and other advisory clients.


                  Conclusions

                  In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

                    o Because the Contractual Advisory Fee was lower than (in the case of comparable mutual funds investing in commodity-linked structured notes) or comparable to (in the case of comparable mutual funds investing in commodity-linked swap agreements) that of the Portfolio's Peer Group, the fee was considered reasonable. The Board noted that the amount that shareholders were actually charged, the Net Advisory Fee, was approximately the median of the Portfolio's Peer Group.


                    o The Board was satisfied with the nature and extent of the investment advisory services expected to be provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

                    o In light of the expected costs of providing investment management and other services to the Portfolio and Credit Suisse's willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

                    o Credit Suisse's profitability based on fees to be paid under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services to be provided to the Portfolio thereunder.


                  No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Administration Agreements

                  CSAMSI and State Street serve as co-administrators to the Portfolio pursuant to separate written agreements with the Portfolio (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

                  CSAMSI has served as co-administrator to the Portfolio since its inception. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Portfolio pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.10% of the Portfolio's average daily net assets.

                  State Street has served as co-administrator to the Portfolio since its inception. For the services provided by State Street under the State Street Co-Administration Agreement, the

Portfolio pays State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Fund Complex, 0.035% of the Fund Complex's next $5 billion in average daily net assets, and 0.02% of the Fund Complex's average daily net assets in excess of $10 billion, subject to an annual minimum fee exclusive of out-of-pocket expenses. The Portfolio bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Portfolio at the time of calculation.

Code of Ethics


                  The Trust, Credit Suisse and CSAMSI have each adopted a written Code of Ethics (the "Credit Suisse Code"), which permits personnel covered by the Credit Suisse Code ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Portfolio. The Credit Suisse Code also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Portfolio; and (4) Covered Persons may not invest in initial public offerings.

                  The Board reviews the administration of the Credit Suisse Codes at least annually and may impose sanctions for violations of the Credit Suisse Codes.


Custodian Agreement

                  State Street acts as the custodian for the Portfolio and also acts as the custodian for the Portfolio's foreign securities pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's securities held by it and (e) makes periodic reports to the Trust's Board concerning the Portfolio's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositaries as sub-custodian on behalf of the Portfolio and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Portfolio. For this service to the Portfolio under the Custodian Agreement, State Street receives a fee which is calculated based upon the Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

Transfer Agency and Service Agreement

                  BFDS, an affiliate of State Street, serves as the shareholder servicing, transfer and dividend disbursing agent of the Trust pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolio, (ii) addresses and mails all communications by the Trust to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Trust. BFDS's principal business address is 66 Brooks Drive, Braintree, Massachusetts 02184.

                  Distributor. CSAMSI serves as distributor of the Portfolio's shares. CSAMSI offers the Portfolio's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017. CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to financial representatives in connection with the sale of shares. CSAMSI and/or its affiliates have special fee arrangements with certain financial representatives. CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time. Appendix C lists certain financial representatives and Service Organizations (as defined below) with whom CSAMSI and/or its affiliates have special fee arrangements as of December 31, 2004. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a fund on a financial representative's preferred list of funds or otherwise associated with the financial representative's marketing and other support activities relating to a fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of a fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of a fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

                  The Trust has adopted a Distribution Agreement (the "Distribution Agreement") and a 12b-1 Plan for the shares of the Portfolio, to permit the Trust to compensate CSAMSI for activities associated with the distribution of these shares.

                  The 12b-1 Plan provides that a distribution and shareholder servicing fee of 0.25% per year of the average daily net assets of the Portfolio shares will be paid as compensation to CSAMSI.


                  With respect to the shares of the Portfolio, CSAMSI, Credit Suisse or their affiliates may make additional payments out of their own resources to firms offering Portfolio shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the Portfolio may reimburse a portion of these payments.


                  The 12b-1 Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board, including a majority of the Trustees who are not interested persons of the Trust or the Portfolio and who have no direct or indirect financial interest in the operation of the 12b-1 Plan ("Independent Trustees"). Any material amendment of the 12b-1 Plan would require the approval of the Board in the same manner. The 12b-1 Plan may not be amended to increase materially the amount to be spent thereunder without shareholder approval. The 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the shares of the Portfolio.

                  Payments by the Portfolio to CSAMSI under the 12b-1 Plan are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

                  CSAMSI provides the Board of the Trust with periodic reports of amounts spent under the 12b-1 Plan and the purposes for which the expenditures were made.

                  Shareholder Servicing. The Trust has authorized certain insurance companies ("Service Organizations") or, if applicable, their designees, to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Trust may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Trust in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if the Portfolio's shares are purchased directly from the Trust.


                  For administration, subaccounting, transfer agency and/or other services, Credit Suisse or its affiliates pay Service Organizations a standard fee of .20% of the average annual value of accounts with the Trust maintained by such Service Organizations and/or the value of assets invested in the Portfolio (the "Service Fee"). Credit Suisse and/or its affiliates may enter into special fee arrangements with other parties from time to time. Service Organizations may also be paid additional amounts related to marketing costs. Service Fees may be paid on a one-time or ongoing basis. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.


Organization of the Trust.


                  The Trust was organized on March 15, 1995 under the laws of The Commonwealth of Massachusetts as a "Massachusetts business trust." The Trust's Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Shares of nine series have been authorized, one of which constitutes the interests in the Portfolio. The Blue Chip, Small Cap Value, Emerging Markets, Large Cap Value, International Focus, Global Small Cap, Small Cap Growth and Mid-Cap Growth Portfolios of the Trust are described in separate Prospectuses and Statements of Additional Information. The Board may classify or reclassify any of its shares into one or more additional series without shareholder approval.

                  Effective May 1, 2001, the Trust was renamed "Credit Suisse Warburg Pincus Trust." On December 12, 2001, the "Credit Suisse Warburg Pincus Trust" changed its name to "Credit Suisse Trust."

                  When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and fractional votes for fractional shares held. Generally, shares of the Trust will vote by individual Portfolio on all matters except where otherwise required by law. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the members holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. Under current law, a participating insurance company ("Participating Insurance Company") is required to request voting instructions from the owners of separate account variable contracts ("Variable Contracts") and must vote all Trust shares held in the separate account in proportion to the voting instructions received. Tax-qualified pension and retirement plans ("Plans") may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a more complete discussion of voting rights, refer to the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.


                  Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Portfolio. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations, a possibility that Credit Suisse believes is remote and immaterial. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Portfolio. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.


                  All shareholders of the Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.

                  The Trust's charter authorizes the Portfolio to redeem shares of a class or series held by a shareholder for any reason, subject to applicable law, if the Board determines that doing so is in the best interest of the Portfolio. The circumstances under which the Board may involuntarily redeem shareholders include, but are not be limited to, (a) a decision to discontinue issuance of shares of a particular class or classes of beneficial interest, (b) a decision to combine the assets belonging to, or attributable to shares of a particular class or classes of beneficial interest with those belonging to, or attributable to another class (or classes) of beneficial interest, (c) a decision to sell the assets belonging to, or attributable to a particular class or classes of beneficial interest to another registered investment company in exchange for securities issued by the other registered investment company, or (d) a decision to liquidate the Portfolio or the assets belonging to, or attributable to the particular classes or classes of beneficial interest (subject in each case to any vote of stockholders that may be required by law notwithstanding the foregoing authority granted to the Board). Redemption proceeds may be paid in cash or in kind. The Portfolio would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the charter is subject to the Board's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

                  The Trust's charter authorizes the Trustees, subject to applicable federal and state law, to reorganize or combine any Portfolio or any of its series or classes into other funds, series or classes without shareholder approval. Before allowing such a transaction to proceed without shareholder approval, the Trustees would have a fiduciary responsibility to first determine that the proposed transaction is in the shareholders' interest. Any exercise of the Trustees' authority is subject to applicable requirements of the 1940 Act and Massachusetts law. The Portfolio generally will provide prior notice of any such transaction except in extraordinary circumstances.

                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Shares of the Portfolio may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through Variable Contracts offered by separate accounts of Participating Insurance Companies and through Plans, including participant-directed Plans which elect to make the Portfolio an investment option for Plan participants. The offering price of the Portfolio's shares is equal to its net asset value per share.

                  Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Portfolio may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Portfolio at the beginning of the period.

                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The following is a summary of certain material U.S. federal income tax generally affecting the Portfolio and its shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors and their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.


                  In order to qualify as a regulated investment company, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the commodity-linked derivative instruments in which the Portfolio invests are not "securities" within the meaning of the 1940 Act, then the Portfolio will not be able to meet these requirements. Existing authority does not fully address the treatment of such commodity-linked derivative instruments under federal income tax laws or under related securities laws. Although the Portfolio intends to take the position that these instruments are securities for this purpose, the Portfolio has not asked the IRS for a ruling and the IRS may not agree with our view. There is no assurance that the IRS still will not challenge the Portfolio's status as a regulated investment company or what the outcome of any such challenge would be. If the Portfolio does not meet the requirements for being a tax-qualified regulated investment company, it will be subject to federal income tax on its net income and capital gains as a regular corporation when distributed, that income and capital gain would be taxable to shareholders as an ordinary dividend to the extent of the Portfolio's earnings and profits. Further, if the Portfolio should fail to qualify as a single investment, which may result in Variable Contracts invested in that fund not being treated as annuity, endowment or life insurance contracts under the Code. If this happened and the Variable Contract owner were considered the owner of the securities in the Portfolio, income and gains produced with respect to those Variable Contracts in the current year and in prior years would be included currently in the Variable Contract owner's gross income as taxable income. The rest of this tax section assumes that the commodity-linked derivative instruments in which the Portfolio invests are "securities" within the meaning of the 1940 Act.


The Portfolio

                  The Portfolio intends to continue to qualify as a regulated investment company under the Code each taxable year. To so qualify, the Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

                  As a regulated investment company, the Portfolio will not be subject to federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of the sum of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). The Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

                  The Code imposes a 4% nondeductible excise tax on the Portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.


                  If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year. Further, if the Portfolio should fail to qualify as a regulated investment company, such Portfolio would be considered as a single investment, which may result in Variable Contracts invested in that fund not being treated as annuity, endowment or life insurance contracts under the Code. If this happened and the Variable Contract owner were considered the owner of the securities in the Portfolio, income and gains produced with respect to those variable contracts in the current year and in prior years would be included currently in the Variable Contract owner's gross income as taxable income.


                  In addition, the Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of insurance company separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and of each U.S. Government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Variable Contract owner's control of the investments of a separate account may cause the Variable Contract owner, rather than the Participating Insurance Company, to be treated as the owner of the assets held by the separate account. If the Variable Contract owner were considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Variable Contract owner's gross income as taxable income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of the Portfolio. The Board reserves the right to modify the investment policies of the Portfolio as necessary to prevent any such prospective rules and regulations from causing a Variable Contract owner to be considered the owner of the shares of the Portfolio underlying the separate account.


Special Tax Considerations

                  The following discussion relates to the particular federal income tax consequences of the investment policies of the Portfolio.

                  The Portfolio's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio and defer Portfolio losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Portfolio to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax. The Portfolio will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

                  Zero Coupon Securities. The Portfolio's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Portfolio each year even though the Portfolio receives no cash distribution until maturity. Under the U.S. federal income tax laws, the Portfolio will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Portfolio.

                  Constructive Sales. The so-called "constructive sale" provisions of the Code apply to activities by the Portfolio that lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a future or forward contract. The entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when the Portfolio holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause the Portfolio to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

                  Straddles. The options transactions that the Portfolio enters into may result in "straddles" for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolio for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that the Portfolio must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolio of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Portfolio is uncertain which (if any) of these elections it will make.

                  Options and Section 1256 Contracts. If the Portfolio writes a covered put or call option, it generally will not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the Portfolio will generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the Portfolio in determining the capital gain or loss recognized in the resultant sale. However, the Portfolio's investment in so-called "section 1256 contracts," such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the Portfolio for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Portfolio continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that the Portfolio must make to avoid the federal excise tax.

                  The Portfolio may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a "mixed straddle" with other investments of the Portfolio that are not section 1256 contracts.

                  Swaps. As a result of entering into swap contracts, the Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap may result in capital gain or loss (which may be a long-term capital gain or loss if the Portfolio has been a party to the swap for more than one year).


                  Tax Treatment of Swaps and Structured Notes. On December 16, 2005, the IRS issued a ruling that provides that in order for the Portfolio to qualify as a regulated investment company ("RIC") under the Code, the income derived from commodity-linked swaps after June 30, 2006 must be limited to a maximum of 10% of the Portfolio's gross income. Accordingly, after that date, the Portfolio will reduce or eliminate its investments in commodity-linked swap agreements to the extent necessary to comply with this requirement.

                  The status of commodity-linked notes under tests to qualify as a RIC under the Code is not certain. If the commodity-linked derivative instruments in which the Portfolio invests are not "securities" within the meaning of the 1940 Act, then the Portfolio will not be able to meet these requirements. Although the Portfolio intends to take the position that these instruments are securities for this purpose, the Portfolio has not asked the IRS for a ruling and the IRS may not agree with our view. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio's earnings and profits. Further, if the Portfolio should fail to qualify as a RIC, such Portfolio would be considered as a single investment, which may result in Variable Contracts invested in that fund not being treated as annuity, endownment or life insurance contracts under the Code. If this happened and the Variable Contract owner were considered the owner of the Securities in the Portfolio, income and gains produced with respect to those variable contracts in the current year and in prior years would be included currently in the Variable Contract owner's gross income as taxable income.


                  Foreign Investments. Dividends and interest (and in some cases, capital gains) received by the Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by the Portfolio will reduce its return from investments in the Portfolio.

                  Passive Foreign Investment Companies. If the Portfolio acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Portfolio may be subject to U.S. federal income tax on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Portfolio. Additional charges in the nature of interest may also be imposed on the Portfolio in respect of such deferred taxes. If the Portfolio were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be taken into account by the Portfolio for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

                  Alternatively, the Portfolio may make a mark-to-market election that will result in the Portfolio being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Portfolio, unless revoked with the consent of the IRS. By making the election, the Portfolio could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Portfolio may have to distribute this "phantom" income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

                  The Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Variable Contracts and Plans

                  Because shares of the Portfolio may only be purchased through Variable Contracts and Plans, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Variable Contracts or Plans. For information regarding the tax treatment of distribution from the Variable Contracts and Plans, please see the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL


                  PricewaterhouseCoopers LLP ("PWC") with principal offices at 250 W. Pratt Street, Suite 2100, Baltimore, MD 21201-2304, serves as independent registered public accounting firm for the Trust.

                  Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel for the Trust and provides legal services from time to time for Credit Suisse and CSAMSI.


                              FINANCIAL STATEMENTS

                  As the Portfolio has only recently commenced operations, no financial information is available as of the date of this Statement of Additional Information.

                                   APPENDIX A


                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

                  Commercial paper rated A-1 by the Standard & Poor's Division of The Mc-Graw Hill Companies Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

                  The following summarizes the ratings used by S&P for corporate bonds:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the ratings used by Moody's for corporate bonds:

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Note Ratings

                  The following summarizes the two highest ratings used by S&P for short-term notes:

                  SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

                  SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Municipal Obligations Ratings

                  The following summarizes the ratings used by S&P for Municipal
Obligations:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the highest four municipal ratings used by Moody's:

                  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are rated as are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  NOTE: Those bonds in the AA, A, BAA, BA and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols AA1, A1, BAA1, BA1, and B1.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                   APPENDIX B


                       CREDIT SUISSE ASSET MANAGEMENT, LLC

                               CREDIT SUISSE FUNDS
                        CREDIT SUISSE INSTITUTIONAL FUNDS


                         CREDIT SUISSE CLOSED-END FUNDS


                       PROXY VOTING POLICY AND PROCEDURES

INTRODUCTION


                  Credit Suisse Asset Management, LLC ("Credit Suisse") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires Credit Suisse to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, Credit Suisse must cast proxy votes in the best interests of each of its clients.

                  The Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.


POLICY


                  The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse's clients. The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies. The Policy is not exhaustive and does not include all potential issues.


PROXY VOTING COMMITTEE


                  The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse's clients.


                  For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the

Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.


                  Credit Suisse investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.


CONFLICTS


                  Credit Suisse is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients' accounts. The interests of Credit Suisse and/or its affiliates and personnel may conflict with the interests of Credit Suisse's clients in connection with any proxy issue. In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter.


CONSENT

                  In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

RECORDKEEPING


                  Credit Suisse is required to maintain in an easily accessible place for five years all records relating to proxy voting. These records include the following:

        o   a copy of the Policy;
        o a copy of each proxy statement received on behalf of Credit Suisse clients;
        o   a record of each vote cast on behalf of Credit Suisse clients;
        o a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and
        o a copy of each written request by a client for information on how Credit Suisse voted proxies, as well as a copy of any written response.

Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

DISCLOSURE


                  Credit Suisse will describe the Policy to each client. Upon request, Credit Suisse will provide any client with a copy of the Policy. Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes.


                  ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

PROCEDURES


                  The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.


                               PROXY VOTING POLICY

OPERATIONAL ITEMS

         Adjourn Meeting

                  Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

         Amend Quorum Requirements

                  Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

         Amend Minor Bylaws

                  Generally vote for bylaw or charter changes that are of a housekeeping nature.

         Change Date, Time, or Location of Annual Meeting

                  Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

         Ratify Auditors

                  Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

BOARD OF DIRECTORS

         Voting on Director Nominees in Uncontested Elections

                  Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee;
(7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive.

         Cumulative Voting

                  Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

         Director and Officer Indemnification and Liability Protection

                  Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

         Filling Vacancies/Removal of Directors

                  Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

         Independent Chairman (Separate Chairman/CEO)

                  Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

         Majority of Independent Directors

                  Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

         Term Limits

                  Generally vote against shareholder proposals to limit the tenure of outside directors.

PROXY CONTESTS

         Voting on Director Nominees in Contested Elections

                  Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

         Amend Bylaws without Shareholder Consent

                  Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

         Confidential Voting

                  Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

         Cumulative Voting

                  Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

         Advance Notice Requirements for Shareholder Proposals/Nominations

                  Votes on advance notice proposals are determined on a case-by-case basis.

         Amend Bylaws without Shareholder Consent

                  Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

         Poison Pills (Shareholder Rights Plans)

                  Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature.

         Shareholders' Ability to Act by Written Consent

                  Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

         Shareholders' Ability to Call Special Meetings

                  Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

         Supermajority Vote Requirements

                  Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

MERGER AND CORPORATE RESTRUCTURING

         Appraisal Rights

                  Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

         Asset Purchases

                  Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

         Asset Sales

                  Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest.

         Conversion of Securities

                  Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

         Corporate Reorganization

                  Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

         Reverse Leveraged Buyouts

                  Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

         Formation of Holding Company

                  Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration:
(1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights;
(3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

         Joint Ventures

                  Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed;
(2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

         Mergers and Acquisitions

                  Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

         Private Placements

                  Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer;
(3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

         Prepackaged Bankruptcy Plans

                  Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

         Recapitalization

                  Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

         Reverse Stock Splits

                  Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

         Spinoffs

                  Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure.

         Value Maximization Proposals

                  Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

CAPITAL STRUCTURE

         Adjustments to Par Value of Common Stock

                  Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

         Common Stock Authorization

                  Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

         Dual-class Stock

                  Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

         Issue Stock for Use with Rights Plan

                  Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

         Preemptive Rights

                  Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock.

         Preferred Stock

                  Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

         Recapitalization

                  Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

         Reverse Stock Splits

                  Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

         Share Repurchase Programs

                  Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

         Stock Distributions: Splits and Dividends

                  Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

         Tracking Stock

                  Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

EXECUTIVE AND DIRECTOR COMPENSATION

         Executive and Director Compensation

                  Votes on compensation plans for directors are determined on a case-by-case basis.

         Stock Plans in Lieu of Cash

                  Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

         Director Retirement Plans

                  Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

         Management Proposals Seeking Approval to Reprice Options

                  Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent.

         Incentive Bonus Plans and Tax Deductibility Proposals

                  Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

         Employee Stock Ownership Plans (ESOPs)

                  Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

         401(k) Employee Benefit Plans

                  Generally vote for proposals to implement a 401(k) savings plan for employees.

         Shareholder Proposals Regarding Executive and Director Pay

                  Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

         Performance-Based Option Proposals

                  Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

         Stock Option Expensing

                  Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

         Golden and Tin Parachutes

                  Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.



May 17, 2005

APPENDIX C

        FEE ARRANGEMENT FOR THE SALE OF SHARES OF THE CREDIT SUISSE TRUST

------------------------------------------------------------------------------------------------------------------------
                 NAME OF SERVICE ORGANIZATION                    FEE ARRANGEMENT (AS A PERCENTAGE OF THE PORTFOLIO'S
                                                                                 AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------
                     AIG Life Insurance Co                                              0.25%
------------------------------------------------------------------------------------------------------------------------
                 Allmerica Financial Life Ins.                                          0.25%
------------------------------------------------------------------------------------------------------------------------
                American General Life Ins. Co.                                          0.25%
------------------------------------------------------------------------------------------------------------------------
               American Life Insurance Co. of NY                                        0.25%
------------------------------------------------------------------------------------------------------------------------
                First Allmerica Fin. Life Ins.                                          0.25%
------------------------------------------------------------------------------------------------------------------------
                 General American Life Ins Co                                           0.25%
------------------------------------------------------------------------------------------------------------------------
                Metropolitan Life Ins Co - DCG                                          0.25%
------------------------------------------------------------------------------------------------------------------------
                United Life & Annuity Ins. Co.                                          0.25%
------------------------------------------------------------------------------------------------------------------------
                US Life Ins. Co. in City of NY                                          0.25%
------------------------------------------------------------------------------------------------------------------------
                   Horace Mann Life Ins. Co.                                            0.30%
------------------------------------------------------------------------------------------------------------------------
                    Pruco Life Insurance Co                                             0.30%
------------------------------------------------------------------------------------------------------------------------
                   Pruco Life Of New Jersey                                             0.30%
------------------------------------------------------------------------------------------------------------------------
                  Empire Fidelity Inv. Corp.                                            0.35%
------------------------------------------------------------------------------------------------------------------------
                Fidelity Invest. Life Ins. Co.                                          0.35%
------------------------------------------------------------------------------------------------------------------------
                  Minnesota Life Ins Company                                            0.35%
------------------------------------------------------------------------------------------------------------------------
                                                                 0.20% up to $200 million in assets; 0.25% if assets
                 Fed Kemper Life Assurance Co.                                   exceed $200 million
------------------------------------------------------------------------------------------------------------------------
                                                                   0.25% when average net asset value exceeds $200
                                                                 million; 0.20% when average aggregate of investments
                     United Investors Life                                     drops below $200 million
------------------------------------------------------------------------------------------------------------------------
                                                                0.25%; 0.50% of the average combined daily net assets
                                                                  of all the shares held in the account attributable
                Kemper Investors Life Ins. Co.                                solely to certain contract
------------------------------------------------------------------------------------------------------------------------
                                                                 0.35% for the first $350 million, 0.40% in excess of
                 American Centurion Life Assur                                       $350 million
------------------------------------------------------------------------------------------------------------------------
                                                                 0.35% for the first $350 million, 0.40% in excess of
                  American Ent. Life Ins. Co.                                        $350 million
------------------------------------------------------------------------------------------------------------------------


                                       C-1

------------------------------------------------------------------------------------------------------------------------
                                                                 0.35% for the first $350 million, 0.40% in excess of
                American Partners Life Ins Co.                                       $350 million
------------------------------------------------------------------------------------------------------------------------
                                                                 0.35% for the first $350 million, 0.40% in excess of
                 IDS Life Insurance Co. of NY                                        $350 million
------------------------------------------------------------------------------------------------------------------------
                                                                 0.35% for the first $350 million, 0.40% in excess of
                  IDS Life Insurance Company                                         $350 million
------------------------------------------------------------------------------------------------------------------------
                    Travelers Insurance Co.                                             0.35%
------------------------------------------------------------------------------------------------------------------------
                 Travelers Life and Annuity Co                                          0.35%
------------------------------------------------------------------------------------------------------------------------
                                                                 0.35% for all Trust Portfolios except for Small Cap
                                                                  Growth Portfolio which is paid at a rate of 0.25%
                   Sun Life of Canada (U.S.)
------------------------------------------------------------------------------------------------------------------------
              The Manufacturers Insurance Company                                       0.50%
------------------------------------------------------------------------------------------------------------------------
                                                                Depending on corresponding Nationwide contracts and/or
                                                               variable accounts, for certain portfolios: 0.35% of the
                Nationwide Financial Srvcs Inc                  assets; for other portfolios: 0% if the assets held in
                                                                  the portfolios are below $50 million; 0.15% if the
                                                                assets held in the portfolios are between $50 million
                                                                  to $1 billion; and 0.20% if the assets held in the
                                                                            portfolios are over $1 billion
------------------------------------------------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits

Exhibit No.    Description of Exhibit

    a(1)  Declaration of Trust dated March 15, 1995.1

     (2)  Amendment to Declaration of Trust dated March 31, 1995.2

     (3)  Amendment to Declaration of Trust dated March 8, 2000.3

     (4)  Amendment to Declaration of Trust dated March 8, 2000.3

     (5)  Amendment to Declaration of Trust dated April 3, 2001.4

     (6) Designation of Series relating to addition of the Global Post-Venture Capital Portfolio and the Emerging Markets Portfolio dated April 16, 1996.5

     (7) Designation of Series relating to addition of Large Cap Value Portfolio dated July 31, 1997.6

     (8) Designation of Series relating to addition of Emerging Growth Portfolio dated November 24, 1998.7

     (9) Designation of Series relating to addition of the Blue Chip Portfolio and the Small Cap Value Portfolio dated June 25, 2001. 8

------------------
1 Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on March 17, 1995.

2 Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on June 14, 1995.

3 Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on April 26, 2000.

4 Incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on April 25, 2001.

5 Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on April 18, 1996.

6 Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed on August 11, 1997.

7 Incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on April 16, 1999.

8 Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on June 29, 2001.

Exhibit No.    Description of Exhibit

     (10) Certificate of Amendment dated November 7, 2001. 9

     (11) Certificate and Instrument of Amendment to the Agreement and Declaration of Trust dated June 17, 2002. 10

     (12) Certificate of Amendment dated June 18, 2003. 11

     (13) Certificate of Termination dated March 11, 2004. 11

     (14) Certificate of Amendment dated May 3, 2004. 12

     (15) Certificate of Amendment dated February 17, 2005. 12

     (16) Certificate of Termination of High Yield Portfolio and Strategic Small Cap Portfolio dated March 1, 2005. 13


     (17) Designation of Series relating to addition of Commodity Return Strategy Portfolio dated August 22, 2005. 20


    b(1)  By-Laws as adopted March 15, 1995.1

     (2)  Amendment to By-Laws dated February 6, 1998. 14

     (3)  Amended By-Laws dated February 5, 2001. 15

     (4)  Amendment to By-Laws dated April 3, 2001.4

     (5)  Amendment to By-Laws dated December 12, 2001. 9

-----------------

9 Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed on April 5, 2002.

10 Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on March 31, 2003.

11 Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on March 31, 2004.

12 Incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed on February 25, 2005.

13 Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on April 29, 2005.

14 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on February 23, 1998 (Securities Act File No. 33-12344).

15 Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Credit Suisse Fixed Income Fund, filed on February 27, 2001 (Securities Act File No. 33-12343).

Exhibit No.    Description of Exhibit

     (6)  Amended and Restated By-Laws as amended February 12, 2002. 10

    c     Form of Share Certificate.2

    d(1) Amended and Restated Investment Advisory Agreement dated July 6, 1999 as amended and restated May 3, 2004 for the Emerging Markets Portfolio. 12

     (2) Amended and Restated Investment Advisory Agreement dated July 6, 1999 as amended and restated May 3, 2004 for the International Focus Portfolio. 12

     (3) Amended and Restated Investment Advisory Agreement dated July 6, 1999 as amended and restated May 3, 2004 for the Large Cap Value Portfolio. 12

     (4) Amended and Restated Investment Advisory Agreement dated July 6, 1999 as amended and restated May 3, 2004 for the Mid-Cap Growth Portfolio. 12

     (5) Amended and Restated Investment Advisory Agreement dated July 6, 1999 as amended and restated May 3, 2004 for the Small Cap Growth Portfolio. 12

     (6) Amended and Restated Investment Advisory Agreement dated September 12, 2001 as amended and restated May 17, 2005 for the Blue Chip Portfolio. 13

     (7) Amended and Restated Investment Advisory Agreement dated July 6, 1999 as amended and restated February 21, 2005 for the Global Small Cap Portfolio. 13

     (8) Amended and Restated Investment Advisory Agreement dated September 12, 2001 as amended and restated February 21, 2005 for the Small Cap Value Portfolio. 13


     (9) Form of Investment Advisory Agreement for the Commodity Return Strategy Portfolio. 20


     (10) Amended and Restated Sub-Investment Advisory Agreement with Credit Suisse Asset Management Limited ("CSAM U.K."), pertaining to the Emerging Markets Portfolio dated July 14, 2000, as amended and restated May 3, 2004. 12

     (11) Amendment to Sub-Investment Advisory Agreement dated May 14, 2002. 10

Exhibit No.    Description of Exhibit

     (12) Second Amendment to Sub-Investment Advisory Agreement dated July 22, 2002. 10

     (13) Sub-Investment Advisory Agreement with Credit Suisse Asset Management (Australia) Limited ("CSAM Australia"), pertaining to the Emerging Markets Portfolio dated October 9, 2002. 10

     (14) Sub-Investment Advisory Agreement with CSAM U.K., pertaining to the International Focus Portfolio dated May 1, 2002. 10

     (15) Amendment to Sub-Investment Advisory Agreement dated July 22, 2002. 10

     (16) Sub-Investment Advisory Agreement with CSAM Australia, pertaining to the International Focus Portfolio dated October 9, 2002. 10

     (17) Sub-Investment Advisory Agreement with CSAM U.K., pertaining to the Global Post- Venture Capital Portfolio dated May 1, 2002. 10

     (18) Amendment to Sub-Investment Advisory Agreement dated July 22, 2002. 10

     (19) Sub-Investment Advisory Agreement with CSAM Australia, pertaining to the Global Post-Venture Capital Portfolio dated October 9, 2002. 12

    e(1) Amended and Restated Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI") dated August 1, 2000 as amended and restated May 3, 2004. 12

     (2) Letter Agreement pertaining to inclusion of the Blue Chip Portfolio and the Small Cap Value Portfolio to the existing Distribution Agreement with CSAMSI, dated September 12, 2001. 10


     (3) Amendment to Distribution Agreement pertaining to the inclusion of the Commodity Return Strategy Portfolio in the existing Distribution Agreement with CSAMSI. 20


    f     Not applicable.

    g(1) Custodian Agreement with State Street Bank and Trust Company ("State Street"), dated October 20, 2000. 16

------------------
16 Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on November 22, 2000.

Exhibit No.    Description of Exhibit

     (2) Amendment to Custodian Agreement with State Street dated April 26, 2001. 8

     (3)  Amendment to Custodian Agreement with State Street dated May 16, 2001.
          8

     (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. 8

     (5) Letter Agreement pertaining to inclusion of the Blue Chip Portfolio to the existing Custodian Agreement, dated September 12, 2001. 10

     (6) Letter Agreement pertaining to inclusion of the Small Cap Value Portfolio to the existing Custodian Agreement, dated September 12, 2001. 10


     (7) Form of Letter Agreement pertaining to the inclusion of the Commodity Return Strategy Portfolio to the existing Custodian Agreement. 20


    h(1)  Co-Administration Agreement with CSAMSI dated November 1, 1999. 10

     (2) Amendment to Co-Administration Agreement with CSAMSI dated April 26, 2001. 17

     (3) Letter Agreement between Registrant and CSAMSI pertaining to inclusion of the Blue Chip Portfolio and the Small Cap Value Portfolio to the existing Co-Administration Agreement, dated September 12, 2001. 10


     (4) Form of Letter Agreement between Registrant and CSAMSI pertaining to inclusion of the Commodity Return Strategy Portfolio to the existing Co-Administration Agreement. 20


     (5) Amendment to Co-Administration Agreement with CSAMSI dated October 2, 2001. 17

     (6) Amendment to Co-Administration Agreement with CSAMSI dated February 13, 2003. 17

     (7)  Co-Administration Agreement with State Street dated March 18, 2002. 18

----------------
17. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Credit Suisse Select Equity Fund, Inc., filed on December 23, 2003 (Securities Act File No. 333-60675).

18 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc.

Exhibit No.    Description of Exhibit

     (8)  Form of Participation Agreement. 9

     (9) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS"), dated February 1, 2001. 10

     (10) Amendment to Transfer Agency and Service Agreement with BFDS, dated December 31, 2002. 10

     (11) Amendment to Transfer Agency and Service Agreement with BFDS, dated October 1, 2004. 12

     (12) Form of Letter Agreement between Registrant and BFDS pertaining to the inclusion of the Commodity Return Strategy Portfolio under the existing Transfer Agency and Services Agreement. 20

     (13) Form of Letter Agreement between Registrant and State Street Bank and Trust Company pertaining to inclusion of the Commodity Return Strategy Portfolio to the existing Co-Administration Agreement. 20


    i(1) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Trust. 21

     (2) Opinion and Consent of Sullivan & Worcester LLP, Massachusetts counsel to the Trust. 21


    j(1) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. 13


     (2)  Powers of Attorney. 22


    k     Not applicable.

    l(1) Purchase Agreement pertaining to the International Focus and the Small Cap Growth Portfolio dated June 9, 1995. 10

     (2) Purchase Agreement pertaining to the Global Post-Venture Capital and the Emerging Markets Portfolio dated April 16, 1996. 10

     (3) Purchase Agreement pertaining to the Large Cap Value Portfolio dated March 30, 1997. 10

     (4) Purchase Agreement pertaining to the Emerging Growth Portfolio dated May 20, 1999. 10

Exhibit No.    Description of Exhibit

     (6) Purchase Agreement pertaining to the Blue Chip Portfolio and the Small Cap Value Portfolio dated July 30, 2001. 10


     (7) Form of Purchase Agreement pertaining to the Commodity Return Strategy Portfolio. 20


    m(1) Plan of Distribution Pursuant to Rule 12b-1 pertaining to the Small Cap Value Portfolio dated February 12, 2002. 9

     (2) Shareholder Servicing and Distribution Plan dated November 16, 2000 as amended and revised May 3, 2004. 12

     (3) Distribution Plan dated November 16, 2000 as amended and revised May 3, 2004. 12

    n 18f-3 Plan pertaining to the Small Cap Value Portfolio dated February 12, 2002. 9

    o     Not applicable.

    p(1)  Global Personal Trading Policy for Registrant, CSAM, LLC and CSAMSI.
          19

     (2) Credit Suisse Asset Management Limited (U.K.) Supplement to Credit Suisse Asset Management Global Trading Policy. 12

     (3) Credit Suisse Asset Management Limited (Australia) Limited Local Supplement to the Global Trading Policy. 12


Item 24. Persons Controlled by or Under Common Control with Registrant

                  From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients.

Item 25.          Indemnification

                  Registrant, and officers and directors of CSAM, LLC, CSAMSI and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the

----------------
19 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund, filed on October 1, 2004 (Securities Act File No. 333-116212).


 20 Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on August 24, 2005.


21 Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on
     January 11, 2006.

22   Filed herein.

operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Trust's Registration Statement filed on March 17, 1995 (Securities Act File No. 33-58125).

Item 26.          Business and Other Connections of Investment
                  Adviser

                  CSAM, LLC acts as investment adviser to each Portfolio of the Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to the Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

                  Credit Suisse Asset Management Limited ("CSAM U.K.") acts as sub-investment adviser for the Emerging Markets, Global Small Cap and International Focus Portfolios. CSAM U.K. renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of officers and partners of CSAM U.K., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to the Form ADV filed by CSAM U.K. (SEC File No. 801-40177).

                  Credit Suisse Asset Management (Australia) Limited ("CSAM Australia") acts as sub-investment adviser for the Global Small Cap, International Focus, and Emerging Markets Portfolios. CSAM Australia renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of officers and partners of CSAM Australia., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to the Form ADV filed by CSAM Australia (SEC File No. 801-60992).

Item 27.          Principal Underwriter

                  (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Capital Appreciation Fund, Credit Suisse Capital Funds; Credit Suisse Cash Reserve Fund; Credit Suisse Commodity Return Strategy Fund; Credit Suisse Emerging Markets Fund; Credit Suisse Fixed Income Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global High Yield Fund; Credit Suisse Global Small Cap Fund; Credit Suisse Institutional Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Equity Fund; Credit Suisse Mid-Cap Growth Fund; Credit Suisse New York Municipal Fund; Credit Suisse Opportunity Funds; Credit Suisse Large Cap Blend Fund; Credit Suisse Short Duration Bond Fund; Credit Suisse Small Cap Growth Fund and Credit Suisse Target Return Fund.

                  (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

                  (c) None.

Item 28.   Location of Accounts and Records

(1)      Credit Suisse Trust
         466 Lexington Avenue
         New York, New York  10017-3140
         (Trust's Declaration of Trust, by-laws and minute books)

(2)      Credit Suisse Asset Management Securities, Inc.
         466 Lexington Avenue
         New York, New York  10017-3140
         (records relating to its functions as co-administrator and distributor)

(3)      Credit Suisse Asset Management, LLC
         466 Lexington Avenue
         New York, New York  10017-3140
         (records relating to its functions as investment adviser)

(4)      State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110
         (records relating to its functions as co-administrator and custodian)

(5)      Boston Financial Data Services, Inc.
         66 Brooks Drive
         Braintree, Massachusetts 02184
         (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

(6)      Credit Suisse Asset Management Limited
         Beaufort House
         15 St Botolph Street
         London, EC3A7JJ
         (records relating to its functions as sub-investment adviser)

(7)      Credit Suisse Asset Management (Australia) Limited
         Level 32, Gateway Building
         1 Macquarie Place
         Sydney NSW 2000
         (records relating to its functions as sub-investment adviser)

Item 29. Management Services

                  Not applicable.

Item 30. Undertakings

                  Not applicable.

                                   SIGNATURES



                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 10th day of February, 2006.



                                     CREDIT SUISSE TRUST



                                     By: /s/ Steven B. Plump
                                         -------------------------------------
                                         Steven B. Plump
                                         President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                                  Title                                              Date


/s/ Steven B. Plump                        President and Chief Executive Officer             February 10, 2006
---------------------------
    Steven B. Plump

/s/ Michael A. Pignataro                   Treasurer and Chief Financial Officer             February 10, 2006
---------------------------
    Michael A. Pignataro

/s/ Steven N. Rappaport*                   Chairman of the Board                             February 10, 2006
---------------------------
    Steven N. Rappaport

/s/ Enrique R. Arzac*                      Trustee                                           February 10, 2006
---------------------------
    Enrique R. Arzac

/s/ Richard H. Francis*                    Trustee                                           February 10, 2006
---------------------------
    Richard H. Francis

/s/ Jeffrey E. Garten*                     Trustee                                           February 10, 2006
---------------------------
    Jeffrey E. Garten

/s/ Michael E. Kenneally*                  Trustee                                           February 10, 2006
---------------------------
    Michael E. Kenneally

                                           Trustee
---------------------------
    Peter F. Krogh

/s/ James S. Pasman, Jr.*                  Trustee                                           February 10, 2006
---------------------------
    James S. Pasman, Jr.

*By:/s/Michael A. Pignataro                                                                  February 10, 2006
---------------------------
     Michael A. Pignataro as Attorney-in-Fact



                                INDEX TO EXHIBITS

j(2)    Powers of Attorney